                               ZENITH ACCUMULATOR


                     Individual Variable Annuity Contracts
                                   Issued By
                      Metropolitan Life Insurance Company
                                200 Park Avenue
                            New York, New York 10166



                               Designated Office:
                         Annuity Administrative Office
                                 P.O. Box 14594
                           Des Moines, IA 50306-3594



                        SUPPLEMENT DATED APRIL 28, 2014

       TO THE PROSPECTUS DATED APRIL 30, 1999 (AS ANNUALLY SUPPLEMENTED).


     This supplement updates certain information in the prospectus dated April 30, 1999 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by Metropolitan Life Separate Account E (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated April 28, 2014, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated April 30, 1999, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to MetLife Investors Distribution Company at 1095 Avenue of the Americas, New York, New York 10036 or telephoning 1-800-777-5897.


     We currently are not offering any new Contracts. However, holders of existing Contracts may continue to make purchase payments.

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
      American Funds Bond Fund
      American Funds Global Small Capitalization Fund
      American Funds Growth Fund
      American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS
      Equity-Income Portfolio

MET INVESTORS SERIES TRUST

      Clarion Global Real Estate Portfolio -- Class B
      ClearBridge Aggressive Growth Portfolio -- Class A
      Harris Oakmark International Portfolio -- Class E
      Invesco Mid Cap Value Portfolio -- Class B
      Invesco Small Cap Growth Portfolio -- Class B
      Lord Abbett Bond Debenture Portfolio -- Class B
      MetLife Asset Allocation 100 Portfolio -- Class A
      MFS(R) Research International Portfolio -- Class B
      Morgan Stanley Mid Cap Growth Portfolio -- Class B
      Oppenheimer Global Equity Portfolio -- Class B
      PIMCO Inflation Protected Bond Portfolio -- Class B
      PIMCO Total Return Portfolio -- Class B
      SSgA Growth and Income ETF Portfolio -- Class B
      SSgA Growth ETF Portfolio -- Class B
      T. Rowe Price Mid Cap Growth Portfolio -- Class B
      WMC Large Cap Research Portfolio -- Class B

METROPOLITAN SERIES FUND
      Baillie Gifford International Stock Portfolio -- Class A Barclays Aggregate Bond Index Portfolio -- Class B BlackRock Bond Income Portfolio -- Class A
      BlackRock Capital Appreciation Portfolio -- Class A BlackRock Large Cap Value Portfolio -- Class E
      BlackRock Money Market Portfolio -- Class A
      Frontier Mid Cap Growth Portfolio -- Class B
      Jennison Growth Portfolio -- Class A
      Loomis Sayles Small Cap Core Portfolio -- Class A
      Loomis Sayles Small Cap Growth Portfolio -- Class B Met/Artisan Mid Cap Value Portfolio -- Class A
      MetLife Asset Allocation 20 Portfolio -- Class B
      MetLife Asset Allocation 40 Portfolio -- Class B
      MetLife Asset Allocation 60 Portfolio -- Class B
      MetLife Asset Allocation 80 Portfolio -- Class B
      MetLife Mid Cap Stock Index Portfolio -- Class B
      MetLife Stock Index Portfolio -- Class B
      MFS(R) Total Return Portfolio -- Class E
      MFS(R) Value Portfolio -- Class A

      MSCI EAFE(R) Index Portfolio -- Class B
      Neuberger Berman Genesis Portfolio -- Class A
      Russell 2000(R) Index Portfolio -- Class B
      T. Rowe Price Large Cap Growth Portfolio -- Class B
      T. Rowe Price Small Cap Growth Portfolio -- Class B
      Western Asset Management Strategic Bond Opportunities Portfolio -- Class A Western Asset Management U.S. Government Portfolio -- Class A
      WMC Balanced Portfolio -- Class B
      WMC Core Equity Opportunities Portfolio -- Class A

     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE FINANCIAL INDUSTRY REGULATORY AUTHORITY (FINRA) PROVIDES BACKGROUND INFORMATION ABOUT BROKER-DEALERS AND THEIR REGISTERED REPRESENTATIVES THROUGH FINRA BROKERCHECK. YOU MAY CONTACT THE FINRA BROKERCHECK HOTLINE AT 1-800-289-9999, OR LOG ON TO WWW.FINRA.ORG. AN INVESTOR BROCHURE THAT INCLUDES INFORMATION DESCRIBING FINRA BROKERCHECK IS AVAILABLE THROUGH THE HOTLINE OR ON-LINE.

     CURRENT PROSPECTUSES FOR THE ELIGIBLE FUNDS CAN BE OBTAINED BY CALLING 1-800-777-5897.

     WE DO NOT GUARANTEE HOW ANY OF THE INVESTMENT DIVISIONS (ALSO KNOWN AS "DIVISIONS" OR "SUB-ACCOUNTS") OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                 EXPENSE TABLE


     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES


        Sales Charge Imposed on Purchase Payments...........................              None
        Contingent Deferred Sales Charge (as a percentage of Contract Value)   6.5% declining annually--
                                                                                      See Note (1)
        Transfer Fee(2).....................................................   $10

--------
NOTES:
(1) The Contingent Deferred Sales Charge is a declining percentage of contract value withdrawn, as follows:


IF WITHDRAWN DURING CONTRACT YEAR      CHARGE
-----------------------------------   -------
  1................................   6.5%
  2................................   6.0%
  3................................   5.5%
  4................................   5.0%
  5................................   4.5%
  6................................   4.0%
  7................................   3.5%
  8................................   3.0%
  9................................   2.0%
  10...............................   1.0%
  11...............................   0%

(2) Currently, we do not charge this fee. We reserve the right to impose a charge of $10 on each transfer in excess of four per year.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


ANNUAL CONTRACT FEE


        Administration Contract Charge(1)........   $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the Divisions)


                                                                AMERICAN FUNDS
                                                                BOND DIVISION,
                                                                AMERICAN FUNDS
                                                                GROWTH-INCOME
                                                                  DIVISION,
                                                                AMERICAN FUNDS
                                                               GROWTH DIVISION,
                                                              AND AMERICAN FUNDS          ALL
                                                                 GLOBAL SMALL            OTHER
                                                           CAPITALIZATION DIVISION     DIVISIONS
                                                          -------------------------   ----------
       Mortality and Expense Risk Charge(2)............   1.20%                        .95%
       Administration Asset Charge.....................    .40%                        .40%
                                                          ----                         ---
         Total Variable Account Annual Expenses........   1.60%                       1.35%
                                                          ====                        ====

--------
NOTE:
(1)   The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving .08% of the Mortality and Expense Risk Charge for the Division investing in the WMC Large Cap Research Portfolio. We will waive the following amount of the Mortality and Expense Risk Charge: an amount, if any, equal to the Eligible Fund expenses that are in excess of the indicated percentage for the Division investing in the following Eligible
      Fund: 0.87% for the Division investing in the Oppenheimer Global Equity Portfolio -- Class B.



ELIGIBLE FUND FEES AND EXPENSES AS OF DECEMBER 31, 2013

     The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Eligible Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Eligible Funds may impose a redemption fee in the future. The second table shows each Eligible Fund's management fee, distribution and/or service (12b-1 fees if applicable, and other expenses. The Eligible Funds provided this information and we have not independently verified it. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund. Current prospectuses for the Eligible Funds can be obtained by calling 800-777-5897.


MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


                                                                                     MINIMUM*    MAXIMUM
                                                                                    ---------   --------
Total Annual Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)...................    0.27%       1.20%



                                                                                              MINIMUM*     MAXIMUM
                                                                                             ----------   --------
Net Total Annual Fund Operating Expenses (1)
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any applicable waiver or expense
 reimbursement)...........................................................................     0.26%       1.11%


--------
NOTE:
(1) The range of Net Total Annual Eligible Fund Operating Expenses takes into account arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses for a period of at least one year from the date of the portfolio's 2014 prospectus as described in more detail below.


* Does not take into consideration any portfolio of the American Funds Insurance Series, for which an additional Mortality and Expense Risk charge applies.




ELIGIBLE FEES AND EXPENSES

(as a percentage of average daily net assets)


                                                 DISTRIBUTION
                                                    AND/OR                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                   SERVICE                  FUND       ANNUAL        AND/OR       ANNUAL
                                    MANAGEMENT     (12B-1)       OTHER    FEES AND   OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                           FEE          FEES      EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------- ------------ ------------- ---------- ---------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund..........    0.37%     0.25%           0.02%      --         0.64%           --          0.64%
American Funds Global Small
 Capitalization Fund..............    0.70%     0.25%           0.04%      --         0.99%           --          0.99%
American Funds Growth Fund........    0.33%     0.25%           0.02%      --         0.60%           --          0.60%
American Funds Growth-Income
 Fund.............................    0.27%     0.25%           0.02%      --         0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Equity-Income Portfolio...........    0.45%     --              0.10%    0.02%        0.57%           --          0.57%

                                                     DISTRIBUTION
                                                        AND/OR                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       SERVICE                  FUND       ANNUAL        AND/OR       ANNUAL
                                        MANAGEMENT     (12B-1)       OTHER    FEES AND   OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                               FEE          FEES      EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------- ------------ ------------- ---------- ---------- ----------- --------------- ----------
MET INVESTORS SERIES TRUST
Clarion Global Real Estate Portfolio
 -- Class B...........................    0.60%     0.25%           0.05%      --         0.90%       --              0.90%
ClearBridge Aggressive Growth
 Portfolio -- Class A.................    0.59%       --            0.02%      --         0.61%     0.00%             0.61%
Harris Oakmark International
 Portfolio -- Class E.................    0.77%     0.15%           0.06%      --         0.98%     0.02%             0.96%
Invesco Mid Cap Value Portfolio --
 Class B..............................    0.65%     0.25%           0.05%    0.08%        1.03%     0.02%             1.01%
Invesco Small Cap Growth Portfolio
 -- Class B...........................    0.85%     0.25%           0.02%      --         1.12%     0.02%             1.10%
Lord Abbett Bond Debenture Portfolio
 -- Class B...........................    0.51%     0.25%           0.03%      --         0.79%       --              0.79%
MetLife Asset Allocation 100 Portfolio
 -- Class A...........................    0.07%       --            0.01%    0.70%        0.78%       --              0.78%
MFS(R) Research International
 Portfolio -- Class A.................    0.68%       --            0.07%      --         0.75%     0.06%             0.69%
MFS(R) Research International
 Portfolio -- Class B.................    0.68%     0.25%           0.07%      --         1.00%     0.06%             0.94%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.................    0.64%     0.25%           0.05%      --         0.94%     0.01%             0.93%
Oppenheimer Global Equity Portfolio
 -- Class B...........................    0.67%     0.25%           0.08%      --         1.00%     0.03%             0.97%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.................    0.47%     0.25%           0.08%      --         0.80%     0.00%             0.80%
PIMCO Total Return Portfolio --
 Class B..............................    0.48%     0.25%           0.03%      --         0.76%       --              0.76%
SSgA Growth and Income ETF
 Portfolio -- Class B.................    0.30%     0.25%           0.01%    0.23%        0.79%       --              0.79%
SSgA Growth ETF Portfolio --
 Class B..............................    0.32%     0.25%           0.01%    0.25%        0.83%       --              0.83%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.................    0.75%     0.25%           0.03%      --         1.03%       --              1.03%
WMC Large Cap Research Portfolio
 -- Class B...........................    0.59%     0.25%           0.03%      --         0.87%     0.05%             0.82%
METROPOLITAN SERIES FUND
Baillie Gifford International Stock
 Portfolio -- Class A.................    0.79%       --            0.08%      --         0.87%     0.12%             0.75%
Barclays Aggregate Bond Index
 Portfolio -- Class B.................    0.25%     0.25%           0.03%      --         0.53%     0.01%             0.52%
BlackRock Bond Income Portfolio --
 Class A..............................    0.33%       --            0.02%      --         0.35%     0.00%             0.35%
BlackRock Capital Appreciation
 Portfolio -- Class A.................    0.69%       --            0.02%      --         0.71%     0.01%             0.70%
BlackRock Large Cap Value Portfolio
 -- Class E...........................    0.63%     0.15%           0.02%      --         0.80%     0.06%             0.74%

                                                        DISTRIBUTION
                                                           AND/OR                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                          SERVICE                  FUND       ANNUAL        AND/OR       ANNUAL
                                           MANAGEMENT     (12B-1)       OTHER    FEES AND   OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  FEE          FEES      EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ------------ ------------- ---------- ---------- ----------- --------------- ----------
BlackRock Money Market Portfolio --
 Class A.................................    0.33%       --          0.02%        --         0.35%     0.02%             0.33%
Frontier Mid Cap Growth Portfolio --
 Class B.................................    0.72%     0.25%         0.03%        --         1.00%     0.01%             0.99%
Jennison Growth Portfolio --
 Class A.................................    0.60%       --          0.02%        --         0.62%     0.07%             0.55%
Loomis Sayles Small Cap Core
 Portfolio -- Class A....................    0.90%       --          0.05%      0.12%        1.07%     0.07%             1.00%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B....................    0.90%     0.25%         0.05%        --         1.20%     0.09%             1.11%
Met/Artisan Mid Cap Value Portfolio
 -- Class A..............................    0.81%       --          0.02%        --         0.83%       --              0.83%
MetLife Asset Allocation 20 Portfolio
 -- Class B..............................    0.09%     0.25%         0.02%      0.52%        0.88%     0.01%             0.87%
MetLife Asset Allocation 40 Portfolio
 -- Class B..............................    0.07%     0.25%         0.01%      0.57%        0.90%       --              0.90%
MetLife Asset Allocation 60 Portfolio
 -- Class B..............................    0.06%     0.25%           --       0.62%        0.93%       --              0.93%
MetLife Asset Allocation 80 Portfolio
 -- Class B..............................    0.06%     0.25%         0.01%      0.66%        0.98%       --              0.98%
MetLife Mid Cap Stock Index
 Portfolio -- Class B....................    0.25%     0.25%         0.05%      0.02%        0.57%     0.00%             0.57%
MetLife Stock Index Portfolio --
 Class A.................................    0.25%       --          0.02%        --         0.27%     0.01%             0.26%
MetLife Stock Index Portfolio --
 Class B.................................    0.25%     0.25%         0.02%        --         0.52%     0.01%             0.51%
MFS(R) Total Return Portfolio --
 Class A.................................    0.55%       --          0.04%        --         0.59%       --              0.59%
MFS(R) Total Return Portfolio --
 Class E.................................    0.55%     0.15%         0.04%        --         0.74%       --              0.74%
MFS(R) Value Portfolio -- Class A........    0.70%       --          0.02%        --         0.72%     0.14%             0.58%
MSCI EAFE(R) Index Portfolio --
 Class B.................................    0.30%     0.25%         0.10%      0.01%        0.66%     0.00%             0.66%
Neuberger Berman Genesis Portfolio
 -- Class A..............................    0.80%       --          0.03%        --         0.83%     0.01%             0.82%
Russell 2000(R) Index Portfolio --
 Class B.................................    0.25%     0.25%         0.06%      0.11%        0.67%     0.00%             0.67%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B....................    0.60%     0.25%         0.03%        --         0.88%     0.01%             0.87%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B....................    0.48%     0.25%         0.04%        --         0.77%       --              0.77%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class A.................................    0.60%       --          0.06%        --         0.66%     0.04%             0.62%

                                                        DISTRIBUTION
                                                           AND/OR                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                          SERVICE                  FUND       ANNUAL        AND/OR       ANNUAL
                                           MANAGEMENT     (12B-1)       OTHER    FEES AND   OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  FEE          FEES      EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ------------ ------------- ---------- ---------- ----------- --------------- ----------
Western Asset Management
 U.S. Government Portfolio -- Class A....    0.47%       --            0.02%       --        0.49%         0.01%         0.48%
WMC Balanced Portfolio -- Class B........    0.46%     0.25%           0.05%       --        0.76%         0.00%         0.76%
WMC Core Equity Opportunities
 Portfolio -- Class A....................    0.70%       --            0.02%       --        0.72%         0.11%         0.61%


     The information shown in the table above was provided by the Eligible Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Eligible Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Eligible Fund, but that the expenses of the Eligible Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Eligible Fund's board of directors or trustees, are not shown.


     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses.(1)


     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1) If you surrender your Contract or annuitize under a non-life contingency option (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                    --------   ---------   ---------   ---------
  (a)............     $948      $1,456      $1,978      $3,229
  (b)............     $869      $1,215      $1,572      $2,380


   (2) If you do not surrender your Contract or if you annuitize under a variable life contingency option (no contingent deferred sales charges would be deducted(2)):


                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                    --------   ---------   ---------   ---------
  (a)............     $284        $869      $1,477      $3,105
  (b)............     $200        $614      $1,050      $2,245

     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
--------
NOTES:
(1) The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.080% has been used. (See Note
      (1) to the second table on p. A-3.)

(2) The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the first example would apply. (See "Contingent Deferred Sales Charge".)
--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-25).



                                  THE COMPANY


     Metropolitan Life Insurance Company ("MLIC" or the "Company") is a leading provider of insurance, annuities, and employee benefits programs with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and many other services to corporations and other institutions. The Company was formed under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers. Through its subsidiaries and affiliates, MetLife holds leading market positions in the United States, Japan, Latin America, Asia, Europe and the Middle East.



                      INVESTMENTS OF THE VARIABLE ACCOUNT


     Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer previously invested amounts among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."


     The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same sub-adviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.


     You will find complete information about the Eligible Funds, including the risks associated with each, in the prospectuses for the Eligible Funds. They should be read along with this prospectus. Current prospectuses for the Eligible Funds can be obtained by calling 1-800-777-5897.

ELIGIBLE FUND                        INVESTMENT OBJECTIVE                          INVESTMENT ADVISER/SUBADVISER
 AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
 American Funds Bond Fund            Seeks as high a level of current income       Capital Research and
                                     as is consistent with the preservation of     Management Company
                                     capital.
 American Funds Global Small         Seeks long-term growth of capital.            Capital Research and
  Capitalization Fund                                                              Management Company
 American Funds Growth Fund          Seeks growth of capital.                      Capital Research and
                                                                                   Management Company
 American Funds Growth-Income        Seeks long-term growth of capital and         Capital Research and
  Fund                               income.                                       Management Company
 FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
 Equity-Income Portfolio             Seeks reasonable income. The fund will        Fidelity Management & Research
                                     also consider the potential for capital       Company
                                     appreciation. The fund's goal is to           Subadviser: FMR Co., Inc.
                                     achieve a yield which exceeds the
                                     composite yield on the securities
                                     comprising the S&P 500(R) Index.
 MET INVESTORS SERIES TRUST
 Clarion Global Real Estate          Seeks total return through investment in      MetLife Advisers, LLC
  Portfolio -- Class B               real estate securities, emphasizing both      Subadviser: CBRE Clarion
                                     capital appreciation and current income.      Securities LLC
 ClearBridge Aggressive Growth       Seeks capital appreciation.                   MetLife Advisers, LLC
  Portfolio -- Class A                                                             Subadviser: ClearBridge
                                                                                   Investments, LLC
 Harris Oakmark International        Seeks long-term capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class E                                                             Subadviser: Harris Associates
                                                                                   L.P.
 Invesco Mid Cap Value Portfolio     Seeks high total return by investing in       MetLife Advisers, LLC
  -- Class B                         equity securities of mid-sized companies.     Subadviser: Invesco Advisers,
                                                                                   Inc.
 Invesco Small Cap Growth            Seeks long-term growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B                                                             Subadviser: Invesco Advisers,
                                                                                   Inc.
 Lord Abbett Bond Debenture          Seeks high current income and the             MetLife Advisers, LLC
  Portfolio -- Class B               opportunity for capital appreciation to       Subadviser: Lord, Abbett & Co.
                                     produce a high total return.                  LLC
 MetLife Asset Allocation 100        Seeks growth of capital.                      MetLife Advisers, LLC
  Portfolio -- Class A
 MFS(R) Research International       Seeks capital appreciation.                   MetLife Advisers, LLC
  Portfolio -- Class A                                                             Subadviser: Massachusetts
                                                                                   Financial Services Company
 MFS(R) Research International       Seeks capital appreciation.                   MetLife Advisers, LLC
  Portfolio -- Class B                                                             Subadviser: Massachusetts
                                                                                   Financial Services Company

ELIGIBLE FUND                            INVESTMENT OBJECTIVE                           INVESTMENT ADVISER/SUBADVISER
 Morgan Stanley Mid Cap Growth           Seeks capital appreciation.                    MetLife Advisers, LLC
  Portfolio -- Class B                                                                  Subadviser: Morgan Stanley
                                                                                        Investment Management Inc.
 Oppenheimer Global Equity               Seeks capital appreciation.                    MetLife Advisers, LLC
  Portfolio -- Class B                                                                  Subadviser: OppenheimerFunds,
                                                                                        Inc.
 PIMCO Inflation Protected Bond          Seeks maximum real return, consistent          MetLife Advisers, LLC
  Portfolio -- Class B                   with preservation of capital and prudent       Subadviser: Pacific Investment
                                         investment management.                         Management Company LLC
 PIMCO Total Return Portfolio --         Seeks maximum total return, consistent         MetLife Advisers, LLC
  Class B                                with the preservation of capital and           Subadviser: Pacific Investment
                                         prudent investment management.                 Management Company LLC
 SSgA Growth and Income ETF              Seeks growth of capital and income.            MetLife Advisers, LLC
  Portfolio -- Class B                                                                  Subadviser: SSgA Funds
                                                                                        Management, Inc.
 SSgA Growth ETF Portfolio --            Seeks growth of capital.                       MetLife Advisers, LLC
  Class B                                                                               Subadviser: SSgA Funds
                                                                                        Management, Inc.
 T. Rowe Price Mid Cap Growth            Seeks long-term growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B                                                                  Subadviser: T. Rowe Price
                                                                                        Associates, Inc.
 WMC Large Cap Research                  Seeks long-term capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                                  Subadviser: Wellington
                                                                                        Management Company, LLP
 METROPOLITAN SERIES FUND
 Baillie Gifford International Stock     Seeks long-term growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                                  Subadviser: Baillie Gifford
                                                                                        Overseas Limited
 Barclays Aggregate Bond Index           Seeks to track the performance of the          MetLife Advisers, LLC
  Portfolio -- Class B                   Barclays U.S. Aggregate Bond Index.            Subadviser: MetLife Investment
                                                                                        Management, LLC
 BlackRock Bond Income                   Seeks a competitive total return primarily     MetLife Advisers, LLC
  Portfolio -- Class A                   from investing in fixed-income securities.     Subadviser: BlackRock Advisors,
                                                                                        LLC
 BlackRock Capital Appreciation          Seeks long-term growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                                  Subadviser: BlackRock Advisors,
                                                                                        LLC
 BlackRock Large Cap Value               Seeks long-term growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class E                                                                  Subadviser: BlackRock Advisors,
                                                                                        LLC
 BlackRock Money Market                  Seeks a high level of current income           MetLife Advisers, LLC
  Portfolio -- Class A                   consistent with preservation of capital.       Subadviser: BlackRock Advisors,
                                                                                        LLC
 Frontier Mid Cap Growth                 Seeks maximum capital appreciation.            MetLife Advisers, LLC
  Portfolio -- Class B                                                                  Subadviser: Frontier Capital
                                                                                        Management Company, LLC

ELIGIBLE FUND                          INVESTMENT OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
 Jennison Growth Portfolio --          Seeks long-term growth of capital.          MetLife Advisers, LLC
  Class A                                                                          Subadviser: Jennison Associates
                                                                                   LLC
 Loomis Sayles Small Cap Core          Seeks long-term capital growth from         MetLife Advisers, LLC
  Portfolio -- Class A                 investments in common stocks or other       Subadviser: Loomis, Sayles &
                                       equity securities.                          Company, L.P.
 Loomis Sayles Small Cap               Seeks long-term capital growth.             MetLife Advisers, LLC
  Growth Portfolio -- Class B                                                      Subadviser: Loomis, Sayles &
                                                                                   Company, L.P.
 Met/Artisan Mid Cap Value             Seeks long-term capital growth.             MetLife Advisers, LLC
  Portfolio -- Class A                                                             Subadviser: Artisan Partners
                                                                                   Limited Partnership
 MetLife Asset Allocation 20           Seeks a high level of current income,       MetLife Advisers, LLC
  Portfolio -- Class B                 with growth of capital as a secondary
                                       objective.
 MetLife Asset Allocation 40           Seeks high total return in the form of      MetLife Advisers, LLC
  Portfolio -- Class B                 income and growth of capital, with a
                                       greater emphasis on income.
 MetLife Asset Allocation 60           Seeks a balance between a high level of     MetLife Advisers, LLC
  Portfolio -- Class B                 current income and growth of capital,
                                       with a greater emphasis on growth of
                                       capital.
 MetLife Asset Allocation 80           Seeks growth of capital.                    MetLife Advisers, LLC
  Portfolio -- Class B
 MetLife Mid Cap Stock Index           Seeks to track the performance of the       MetLife Advisers, LLC
  Portfolio -- Class B                 Standard & Poor's MidCap 400(R)             Subadviser: MetLife Investment
                                       Composite Stock Price Index.                Management, LLC
 MetLife Stock Index Portfolio --      Seeks to track the performance of the       MetLife Advisers, LLC
  Class A                              Standard & Poor's 500(R) Composite          Subadviser: MetLife Investment
                                       Stock Price Index.                          Management, LLC
 MetLife Stock Index Portfolio --      Seeks to track the performance of the       MetLife Advisers, LLC
  Class B                              Standard & Poor's 500(R) Composite          Subadviser: MetLife Investment
                                       Stock Price Index.                          Management, LLC
 MFS(R) Total Return Portfolio --      Seeks a favorable total return through      MetLife Advisers, LLC
  Class A                              investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                   Financial Services Company
 MFS(R) Total Return Portfolio --      Seeks a favorable total return through      MetLife Advisers, LLC
  Class E                              investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                   Financial Services Company
 MFS(R) Value Portfolio -- Class A     Seeks capital appreciation.                 MetLife Advisers, LLC
                                                                                   Subadviser: Massachusetts
                                                                                   Financial Services Company
 MSCI EAFE(R) Index Portfolio --       Seeks to track the performance of the       MetLife Advisers, LLC
  Class B                              MSCI EAFE(R) Index.                         Subadviser: MetLife Investment
                                                                                   Management, LLC

ELIGIBLE FUND                           INVESTMENT OBJECTIVE                          INVESTMENT ADVISER/SUBADVISER
 Neuberger Berman Genesis               Seeks high total return, consisting           MetLife Advisers, LLC
  Portfolio -- Class A                  principally of capital appreciation.          Subadviser: Neuberger Berman
                                                                                      Management LLC
 Russell 2000(R) Index Portfolio --     Seeks to track the performance of the         MetLife Advisers, LLC
  Class B                               Russell 2000(R) Index.                        Subadviser: MetLife Investment
                                                                                      Management, LLC
 T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B                                                                Subadviser: T. Rowe Price
                                                                                      Associates, Inc.
 T. Rowe Price Small Cap Growth         Seeks long-term capital growth.               MetLife Advisers, LLC
  Portfolio -- Class B                                                                Subadviser: T. Rowe Price
                                                                                      Associates, Inc.
 Western Asset Management               Seeks to maximize total return consistent     MetLife Advisers, LLC
  Strategic Bond Opportunities          with preservation of capital.                 Subadviser: Western Asset
  Portfolio -- Class A                                                                Management Company
 Western Asset Management               Seeks to maximize total return consistent     MetLife Advisers, LLC
  U.S. Government Portfolio --          with preservation of capital and              Subadviser: Western Asset
  Class A                               maintenance of liquidity.                     Management Company
 WMC Balanced Portfolio --              Seeks long-term capital appreciation with     MetLife Advisers, LLC
  Class B                               some current income.                          Subadviser: Wellington
                                                                                      Management Company, LLP
 WMC Core Equity Opportunities          Seeks to provide a growing stream of          MetLife Advisers, LLC
  Portfolio -- Class A                  income over time and, secondarily,            Subadviser: Wellington
                                        long-term capital appreciation and            Management Company, LLP
                                        current income.


ADDITIONAL INFORMATION REGARDING ELIGIBLE FUNDS



MET INVESTORS SERIES TRUST


     Effective February 3, 2014, BlackRock Large Cap Core Portfolio was renamed WMC Large Cap Research Portfolio. Wellington Management Company, LLP replaced BlackRock Advisors, LLC as subadviser.


     Effective October 1, 2013, Lord Abbett Mid Cap Value Portfolio was renamed Invesco Mid Cap Value Portfolio. Invesco Advisers, Inc. replaced Lord, Abbett & Co. LLC as subadviser.


     Effective November 1, 2013, Janus Forty Portfolio was renamed ClearBridge Aggressive Growth Portfolio II. ClearBridge Investments, LLC replaced Janus Capital Management LLC as subadviser.


     Effective April 28, 2014, MetLife Aggressive Strategy Portfolio was renamed MetLife Asset Allocation 100 Portfolio.


     Effective April 28, 2014, ClearBridge Aggressive Growth Portfolio II (Class B) merged with and into ClearBridge Aggressive Growth (Class A).


     Class A shares of MFS(R) Research International are not available for allocation of new purchase payments or transfer of Contract Value (excluding existing rebalancing or dollar cost averaging programs in existence as of April 28, 2008). See Expense Table--Met Investors Series Trust (p. A-5).

METROPOLITAN SERIES FUND ("METROPOLITAN FUND")

     Effective February 3, 2014, BlackRock Diversified Portfolio was renamed WMC Balanced Portfolio. Wellington Management Company, LLP replaced BlackRock Advisors, LLC as subadviser.


     Effective February 3, 2014, Davis Venture Value Portfolio was renamed WMC Core Equity Opportunities Portfolio. Wellington Management Company, LLP replaced Davis Selected Advisers, L.P. as subadviser.


     Effective April 28, 2014, the following Metropolitan Fund Portfolios were renamed:
MetLife Conservative Allocation Portfolio was renamed MetLife Asset Allocation
   20 Portfolio.
MetLife Conservative to Moderate Allocation Portfolio was renamed MetLife Asset
   Allocation 40 Portfolio.
MetLife Moderate Allocation Portfolio was renamed MetLife Asset Allocation 60
   Portfolio.
MetLife Moderate to Aggressive Allocation Portfolio was renamed MetLife Asset
   Allocation 80 Portfolio.


     An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio. During extended periods of low interest rates, the yields of the Division investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.


     For Contracts issued prior to May 1, 1995, the MetLife Stock Index Portfolio Class A is available. For Contracts issued on and after May 1, 1995, the MetLife Stock Index Portfolio Class B is available. See the Expense Table-- Metropolitan Series Fund (p. A-6) for expense differences for these classes.


     For Contracts issued prior to May 1, 1995, the MFS Total Return Portfolio Class A is available. For Contracts issued on and after May 1, 1995, the MFS Total Return Portfolio Class E is available. See the Expense Table--Metropolitan Series Fund (p. A-6) for Expense differences for these classes.

* * *



     For more information regarding the Investment Adviser and the subadviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus and its Statement of Additional Information.


     For more information regarding the Investment Adviser and the subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus and its Statement of Additional Information.


     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds. For more information about the Investment Adviser, see the American Funds Insurance Series(R) prospectus and its Statement of Additional Information.


     Fidelity Management & Research Company is the Investment Manager for the Portfolio of the Variable Insurance Products Fund. For more information about the Investment Manager, see the Variable Insurance Products fund prospectus and its Statement of Additional Information which may be obtained free of charge by writing to Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109.


     You can also get information about the Metropolitan Fund, Met Investors Series Trust, American Funds Insurance Series(R) or the Variable Insurance Products Fund (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the
Contract:


   o  For the Metropolitan Fund we offer Class A shares of the Baillie Gifford
                                         -------
      International Stock, BlackRock Bond Income, BlackRock Capital Appreciation, BlackRock Money Market, Jennison Growth, Loomis Sayles Small Cap Core, Met/Artisan Mid Cap Value, MetLife Stock Index (for Contracts issued before May 1, 1995), MFS(R) Total Return (for Contracts issued before May 1, 1995), MFS(R) Value, Neuberger Berman Genesis, WMC Core Equity Opportunities, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios; Class B shares of the Barclays Aggregate Bond Index, Frontier Mid Cap
      -------
      Growth, Loomis Sayles Small Cap Growth, MetLife Mid Cap Stock Index, MetLife Stock Index (for Contracts issued on and after May 1, 1995), MSCI EAFE(R) Index, Russell 2000(R) Index, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, MetLife Asset Allocation 20, MetLife Asset Allocation 40, MetLife Asset Allocation 60, MetLife Asset Allocation 80, and WMC Balanced Portfolios; and Class E shares of the BlackRock Large
                                       -------
      Cap Value and MFS(R) Total Return (for Contracts issued on or after May 1, 1995) Portfolios.

   o  For the Met Investors Series Trust, we offer Class B shares for all
                                                   -------
      Portfolios except the Harris Oakmark International Portfolio, which is Class E,and the ClearBridge Aggressive Growth Portfolio, MFS(R) Research
      -------
      International Portfolio and MetLife Asset Allocation 100 Portfolio which are Class A.
          -------


   o  For the American Funds Insurance Series(R), we offer Class 2 shares
                                                           -------
      only.

   o  For Fidelity(R) Variable Insurance Products, we offer Initial Class
                                                            -------------
      only.


     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


REQUESTS AND ELECTIONS


     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is Metropolitan Life Insurance Company, c/o Annuity Administrative Office,
P.O. Box 14594, Des Moines, IA 50306-3594.


     A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.


     Subject to our restrictions on "frequent transfers", requests for division transfers, address changes or reallocation of future purchase payments may be made:

   o By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

   o  Through your Registered Representative

   o In writing to Metropolitan Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594; or

   o  By fax (515) 457-4301

   o For transfers or reallocation of future purchase payments, by Internet at http://www.metlife.com


     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.


     Current prospectuses for the Eligible Funds can be obtained by calling 1-800-777-5897.


     All other requests must be in written form, satisfactory to us. We may allow for a withdrawal, transfer, or reallocation over the telephone or by fax, which may be subject to certain limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.


     We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.


     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.


     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.


     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.


     A recording of daily unit values is available by calling 1-800-333-2501.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS


     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the previous purchase of the individual variable annuity contracts offered in this prospectus, include:

      1. Plans qualified under Section 401(a), 401(k), or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code"). (At this time, the Contracts are only available on a limited basis to plans qualified under
   Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);

      2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

      3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"). SARSEPs are only allowed if owned prior to January 1, 1997;

      4. Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). (In some states Roth IRAs are available under this Contract only if you have an existing IRA.)

      5. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

      6. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").


     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should not be purchased for use with such plans.


     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.


     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.


     In the case of certain IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.


     Because the underlying tax-favored retirement plan itself provides tax
     ----------------------------------------------------------------------
deferral, whether or not a variable annuity is purchased, you should consider
-----------------------------------------------------------------------------
whether the features and benefits unique to variable annuities are appropriate
------------------------------------------------------------------------------
for your needs when purchasing a Qualified Contract.
----------------------------------------------------

     Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



                       FEDERAL INCOME TAX CONSIDERATIONS


     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.


     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.


     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


     Naming a non-natural person as a designated beneficiary, such as a trust or estate, may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Internal Revenue Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the death benefits.


     The following discussion generally applies to Contracts owned by natural persons.


     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that the charges for certain benefits such as the guaranteed death benefit could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

   o  made on or after the taxpayer reaches age 59 1/2;

   o  made on or after the death of an Owner;

   o  attributable to the taxpayer's becoming disabled;

   o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

   o under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.


     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.


     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.


     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.


     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract. At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.


     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.


     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.


     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment divisions after the annuity starting date. Consult your own tax advisor.


     Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from nonqualified annuity contracts (as well as interest, dividends and certain other items).


     The new 3.8% Medicare tax is imposed on the lesser of

      1. the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

      2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


     "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(b), or 457(b)), but such income will increase modified adjusted gross income in Item 2.


     The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

     Partial Annuitization. Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.


     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in the prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.


     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.


     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2014, $5,500 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Contract may provide death benefits that could exceed the greater of premiums paid or the Contract Value. The final required minimum distribution income tax regulations generally treat such benefit as part of the annuity contract and not as life insurance and require the value of such benefit to be included in the participant's interest that is subject to the required minimum distribution rules.


     THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.


     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,000 for 2014. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59- 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59- 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


     Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.


     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.


     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


     The IRS adopted regulations in 2007 affecting 403(b) plans and arrangements. As part of these regulations, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.


     In consideration of these regulations, we have determined to only make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.


     If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments.


     Section 457(b) Plan. An eligible section 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer which must be a tax-exempt entity under Section 501(c) of the Code. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.


     Other Tax Issues. Qualified Contracts (including Contracts under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.


     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.


     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.


     Distributions from Qualified Contracts generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


     Suspension of Minimum Distribution Rules during 2009. For required minimum distributions ("RMDs") following the death of the Contract Owner or annuitant of a Qualified Contract, the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2008, the five year period ends in 2014 instead of 2013. The RMD rules are complex, so consult with your tax advisor because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.


     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.


     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.


     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


     Annuity purchases by residents of Puerto Rico. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue

Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.


     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes they may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.


     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.



                           DISTRIBUTION OF CONTRACTS


     Effective April 28, 2014, MetLife Investors Distribution Company ("MLIDC") replaced New England Securities Corporation as the principal underwriter and distributor of the contracts. The principal executive offices of MLIDC are located at 1095 Avenue of the Americas, New York, NY 10036.

                              FINANCIAL STATEMENTS


     Financial statements for the Variable Account and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036 or telephoning 1-800-777-5897.



                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



                     METROPOLITAN LIFE SEPARATE ACCOUNT E++
                        CONDENSED FINANCIAL INFORMATION
--------
++ Effective November 9, 2009, the Company transferred the assets of each of the Sub-Accounts of The New England Variable Account with and into the Investment Divisions ("Divisions") of Metropolitan Life Separate Account E.


     Set forth below are accumulation unit values through December 31, 2013 for each Division of Metropolitan Life Separate Account E



                                     ACCUMULATION                       NUMBER OF
                                    UNIT VALUE AT    ACCUMULATION   ACCUMULATION UNITS
                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT END
                                        PERIOD      END OF PERIOD       OF PERIOD
                                   --------------- --------------- -------------------
Baillie Gifford International Stock Division (Class A) (previously Julius Baer
International Stock Division and before that FI International Stock
 Sub-Account and before that Putnam International Stock Sub-Account and before that
Morgan Stanley International Magnum Equity Sub-Account)
  01/01/2004 to 12/31/2004........    1.203392        1.403215           7,713,228
  01/01/2005 to 12/31/2005........    1.403215        1.633696           6,649,210
  01/01/2006 to 12/31/2006........    1.633696        1.877631           4,823,394
  01/01/2007 to 12/31/2007........    1.877631        2.043649           3,618,640
  01/01/2008 to 12/31/2008........    2.043649        1.126487           2,767,234
  01/01/2009 to 12/31/2009........    1.126487        1.357766           2,221,387
  01/01/2010 to 12/31/2010........    1.357766        1.436168           2,081,244
  01/01/2011 to 12/31/2011........    1.436168        1.135379           1,758,621
  01/01/2012 to 12/31/2012........    1.135379        1.338699           1,465,179
  01/01/2013 to 12/31/2013........    1.338699        1.526021           1,277,453
Barclays Aggregate Bond Index Division (Class B) (previously Barclays Capital Aggregate
Bond Index Division (Class B))
  01/01/2004 to 12/31/2004........    1.250846        1.281466           3,813,153
  01/01/2005 to 12/31/2005........    1.281466        1.287755           2,859,445
  01/01/2006 to 12/31/2006........    1.287755        1.318979           1,918,121
  01/01/2007 to 12/31/2007........    1.318979        1.387871           1,627,912
  01/01/2008 to 12/31/2008........    1.387871        1.446309           1,375,741
  01/01/2009 to 12/31/2009........    1.446309        1.497972           1,199,574
  01/01/2010 to 12/31/2010........    1.497972        1.562027           1,067,756
  01/01/2011 to 12/31/2011........    1.562027        1.653376           1,013,928
  01/01/2012 to 12/31/2012........    1.653376        1.690215             826,242
  01/01/2013 to 12/31/2013........    1.690215        1.625334             643,500
BlackRock Bond Income Division (Class A)
  01/01/2004 to 12/31/2004........    4.635857        4.776225          13,806,056
  01/01/2005 to 12/31/2005........    4.776225        4.826075          11,248,007
  01/01/2006 to 12/31/2006........    4.826075        4.971634           8,289,225
  01/01/2007 to 12/31/2007........    4.971634        5.213355           6,912,297
  01/01/2008 to 12/31/2008........    5.213355        4.966949           4,684,401
  01/01/2009 to 12/31/2009........    4.966949        5.364309           3,937,913
  01/01/2010 to 12/31/2010........    5.364309        5.733625           3,308,173
  01/01/2011 to 12/31/2011........    5.733625        6.028218           2,910,885

                                     ACCUMULATION                       NUMBER OF
                                    UNIT VALUE AT    ACCUMULATION   ACCUMULATION UNITS
                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT END
                                        PERIOD      END OF PERIOD       OF PERIOD
                                   --------------- --------------- -------------------
  01/01/2012 to 12/31/2012........     6.028218        6.395712          2,517,435
  01/01/2013 to 12/31/2013........     6.395712        6.261595          2,150,532
BlackRock Capital Appreciation Division (Class A) (previously BlackRock Legacy Large
Cap Growth Division (Class A))
  01/01/2004 to 12/31/2004........     2.432889        2.611739         26,001,425
  01/01/2005 to 12/31/2005........     2.611739        2.757292         20,745,322
  01/01/2006 to 12/31/2006........     2.757292        2.832779         15,541,248
  01/01/2007 to 12/31/2007........     2.832779        3.317618         11,489,750
  01/01/2008 to 12/31/2008........     3.317618        2.078103          8,575,721
  01/01/2009 to 12/31/2009........     2.078103        2.804514          7,059,728
  01/01/2010 to 12/31/2010........     2.804514        3.315331          5,886,682
  01/01/2011 to 12/31/2011........     3.315331        2.978340          4,933,420
  01/01/2012 to 12/31/2012........     2.978340        3.360496          4,250,848
  01/01/2013 to 12/31/2013........     3.360496        4.449966          3,426,081
BlackRock Capital Appreciation Division (Class A) (previously BlackRock Legacy Large
Cap Growth Division (Class B) and before that FI Large Cap
 Sub-Account)
  05/01/2006 to 12/31/2006........    17.174056       17.379668                102
  01/01/2007 to 12/31/2007........    17.379668       17.783641              9,736
  01/01/2008 to 12/31/2008........    17.783641        9.658129              9,881
  01/01/2009 to 05/01/2009........     9.658129       10.080821                  0
BlackRock Diversified Division (Class B)
  05/01/2004 to 12/31/2004........    35.648033       38.474665              3,077
  01/01/2005 to 12/31/2005........    38.474665       39.030259                846
  01/01/2006 to 12/31/2006........    39.030259       42.453752              1,423
  01/01/2007 to 12/31/2007........    42.453752       44.233821              4,028
  01/01/2008 to 12/31/2008........    44.233821       32.744497              5,187
  01/01/2009 to 12/31/2009........    32.744497       37.797674              2,069
  01/01/2010 to 12/31/2010........    37.797674       40.764465              1,785
  01/01/2011 to 12/31/2011........    40.764465       41.662422              1,778
  01/01/2012 to 12/31/2012........    41.662422       46.077468              2,049
  01/01/2013 to 12/31/2013........    46.077468       54.677389              2,083
BlackRock Large Cap Core Division (Class B)
  04/30/2007 to 12/31/2007........     7.903839        7.974359             39,929
  01/01/2008 to 12/31/2008........     7.974359        4.932059             34,390
  01/01/2009 to 12/31/2009........     4.932059        5.800016             24,680
  01/01/2010 to 12/31/2010........     5.800016        6.434971             27,809
  01/01/2011 to 12/31/2011........     6.434971        6.365065             46,217
  01/01/2012 to 12/31/2012........     6.365065        7.121518             44,756
  01/01/2013 to 12/31/2013........     7.121518        9.434750             25,279
BlackRock Large Cap Core Division (Class B) (previously BlackRock Large Cap
 Sub-Account)
  01/01/2004 to 12/31/2004........     6.083176        6.637413             65,779
  01/01/2005 to 12/31/2005........     6.637413        6.765857             70,894
  01/01/2006 to 12/31/2006........     6.765857        7.598828             50,579
  01/01/2007 to 04/27/2007........     7.598828        7.970421                  0
BlackRock Large Cap Value Division (Class E)
  01/01/2004 to 12/31/2004........     1.058977        1.183913            813,927
  01/01/2005 to 12/31/2005........     1.183913        1.234553            722,685
  01/01/2006 to 12/31/2006........     1.234553        1.451955            925,880
  01/01/2007 to 12/31/2007........     1.451955        1.479249            838,835
  01/01/2008 to 12/31/2008........     1.479249        0.948017            449,810
  01/01/2009 to 12/31/2009........     0.948017        1.039841            318,002
  01/01/2010 to 12/31/2010........     1.039841        1.118262            325,790
  01/01/2011 to 12/31/2011........     1.118262        1.126769            185,073
  01/01/2012 to 12/31/2012........     1.126769        1.268740            148,560
  01/01/2013 to 12/31/2013........     1.268740        1.650856            182,949
BlackRock Money Market Division (Class A)
  01/01/2004 to 12/31/2004........     2.342007        2.333289         13,448,596
  01/01/2005 to 12/31/2005........     2.333289        2.368696         11,440,636

                                     ACCUMULATION                       NUMBER OF
                                    UNIT VALUE AT    ACCUMULATION   ACCUMULATION UNITS
                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT END
                                        PERIOD      END OF PERIOD       OF PERIOD
                                   --------------- --------------- -------------------
  01/01/2006 to 12/31/2006........      2.368696        2.449470         9,821,354
  01/01/2007 to 12/31/2007........      2.449470        2.539147         8,598,465
  01/01/2008 to 12/31/2008........      2.539147        2.576485        10,227,886
  01/01/2009 to 12/31/2009........      2.576485        2.552627         6,104,139
  01/01/2010 to 12/31/2010........      2.552627        2.518666         4,439,672
  01/01/2011 to 12/31/2011........      2.518666        2.484983         3,983,593
  01/01/2012 to 12/31/2012........      2.484983        2.451479         2,811,685
  01/01/2013 to 12/31/2013........      2.451479        2.418605         2,616,363
Clarion Global Real Estate Division (Class B)
  05/01/2004 to 12/31/2004........      9.998890       12.817831           124,242
  01/01/2005 to 12/31/2005........     12.817831       14.349118           179,430
  01/01/2006 to 12/31/2006........     14.349118       19.477708           296,783
  01/01/2007 to 12/31/2007........     19.477708       16.331587           151,769
  01/01/2008 to 12/31/2008........     16.331587        9.397492            97,041
  01/01/2009 to 12/31/2009........      9.397492       12.491908            70,201
  01/01/2010 to 12/31/2010........     12.491908       14.309532            62,613
  01/01/2011 to 12/31/2011........     14.309532       13.329346            45,991
  01/01/2012 to 12/31/2012........     13.329346       16.567309            37,717
  01/01/2013 to 12/31/2013........     16.567309       16.924694            36,287
ClearBridge Aggressive Growth Division (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Division (Class A))
  05/02/2011 to 12/31/2011........      0.860177        0.781459           234,706
  01/01/2012 to 12/31/2012........      0.781459        0.915969           216,224
  01/01/2013 to 12/31/2013........      0.915969        1.318536           566,717
ClearBridge Aggressive Growth Division (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Division (Class A) and before that Legg
 Mason Value Equity Division (Class A))
  05/01/2006 to 12/31/2006........      0.954761        1.025283           569,853
  01/01/2007 to 12/31/2007........      1.025283        0.953585           481,759
  01/01/2008 to 12/31/2008........      0.953585        0.428705           363,007
  01/01/2009 to 12/31/2009........      0.428705        0.582780           371,343
  01/01/2010 to 12/31/2010........      0.582780        0.620100           203,483
  01/01/2011 to 04/29/2011........      0.620100        0.659651                 0
ClearBridge Aggressive Growth Division (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Division (Class A) and before that Legg
 Mason ClearBridge Aggressive Growth Division (Class B) and before that Legg Mason
Partners Aggressive Growth Division and before that
 Janus Aggressive Growth Sub-Account and before that Janus Growth Sub-Account)
  01/01/2004 to 12/31/2004........      0.677855        0.725187           499,763
  01/01/2005 to 12/31/2005........      0.725187        0.812625           599,986
  01/01/2006 to 12/31/2006........      0.812625        0.787821           665,493
  01/01/2007 to 12/31/2007........      0.787821        0.794818           479,275
  01/01/2008 to 12/31/2008........      0.794818        0.477910           216,157
  01/01/2009 to 12/31/2009........      0.477910        0.626917           126,622
  01/01/2010 to 12/31/2010........      0.626917        0.765640           102,491
  01/01/2011 to 04/29/2011........      0.765640        0.860273                 0
ClearBridge Aggressive Growth Division (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Division (Class A) and before that Legg
 Mason Value Equity Division (Class A) and before that MFS(R) Investors Trust
Sub-Account)
  01/01/2004 to 12/31/2004........      0.788060        0.865864         1,323,979
  01/01/2005 to 12/31/2005........      0.865864        0.916386           860,656
  01/01/2006 to 04/30/2006........      0.916386        0.959644                 0
ClearBridge Aggressive Growth Division (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Division (Class A) and before that Legg
 Mason Value Equity Division (Class A) and before that MFS(R) Investors Trust
Sub-Account and before that MFS(R) Research Managers
 Sub-Account)
  01/01/2004 to 04/30/2004........      0.806814        0.822299           621,980
ClearBridge Aggressive Growth Portfolio II Division (Class B) (formerly Janus Forty
Division (Class B))
  04/30/2007 to 12/31/2007........    147.677871      181.223037             1,446
  01/01/2008 to 12/31/2008........    181.223037      103.701306             5,978
  01/01/2009 to 12/31/2009........    103.701306      146.155656             9,958
  01/01/2010 to 12/31/2010........    146.155656      157.747000             6,012

                                     ACCUMULATION                       NUMBER OF
                                    UNIT VALUE AT    ACCUMULATION   ACCUMULATION UNITS
                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT END
                                        PERIOD      END OF PERIOD       OF PERIOD
                                   --------------- --------------- -------------------
  01/01/2011 to 12/31/2011........   157.747000      143.893132              2,723
  01/01/2012 to 12/31/2012........   143.893132      173.915707              1,960
  01/01/2013 to 12/31/2013........   173.915707      220.975747              1,858
Davis Venture Value Division (Class A)
  01/01/2004 to 12/31/2004........     2.856131        3.166266         31,393,749
  01/01/2005 to 12/31/2005........     3.166266        3.445613         26,814,147
  01/01/2006 to 12/31/2006........     3.445613        3.895200         20,779,165
  01/01/2007 to 12/31/2007........     3.895200        4.018597         15,849,913
  01/01/2008 to 12/31/2008........     4.018597        2.404505         11,351,260
  01/01/2009 to 12/31/2009........     2.404505        3.131080          9,066,382
  01/01/2010 to 12/31/2010........     3.131080        3.459801          7,418,295
  01/01/2011 to 12/31/2011........     3.459801        3.275797          6,071,858
  01/01/2012 to 12/31/2012........     3.275797        3.647309          5,166,609
  01/01/2013 to 12/31/2013........     3.647309        4.811095          4,377,016
Fidelity VIP Equity-Income Division (Initial Class)
  01/01/2004 to 12/31/2004........     4.878790        5.368150         13,982,830
  01/01/2005 to 12/31/2005........     5.368150        5.607031         11,401,848
  01/01/2006 to 12/31/2006........     5.607031        6.649198          9,106,833
  01/01/2007 to 12/31/2007........     6.649198        6.659949          6,818,806
  01/01/2008 to 12/31/2008........     6.659949        3.767725          5,033,446
  01/01/2009 to 12/31/2009........     3.767725        4.840104          4,053,216
  01/01/2010 to 12/31/2010........     4.840104        5.498669          3,360,529
  01/01/2011 to 12/31/2011........     5.498669        5.477785          2,903,337
  01/01/2012 to 12/31/2012........     5.477785        6.339273          2,457,884
  01/01/2013 to 12/31/2013........     6.339273        8.014750          2,113,359
Frontier Mid Cap Growth Division (Class B) (previously BlackRock Aggressive Growth
Division (Class B))
  05/01/2004 to 12/31/2004........    33.837186       37.527489              1,917
  01/01/2005 to 12/31/2005........    37.527489       40.888321              2,225
  01/01/2006 to 12/31/2006........    40.888321       42.950645              1,679
  01/01/2007 to 12/31/2007........    42.950645       50.946162              3,918
  01/01/2008 to 12/31/2008........    50.946162       27.221248              6,226
  01/01/2009 to 12/31/2009........    27.221248       40.032217              7,802
  01/01/2010 to 12/31/2010........    40.032217       45.417694              6,907
  01/01/2011 to 12/31/2011........    45.417694       43.356012              4,807
  01/01/2012 to 12/31/2012........    43.356012       47.345021              4,352
  01/01/2013 to 12/31/2013........    47.345021       61.860416              3,701
Harris Oakmark International Division (Class E)
  01/01/2004 to 12/31/2004........     1.179141        1.403956          2,168,632
  01/01/2005 to 12/31/2005........     1.403956        1.582899          3,570,280
  01/01/2006 to 12/31/2006........     1.582899        2.014401          3,872,901
  01/01/2007 to 12/31/2007........     2.014401        1.967374          3,416,198
  01/01/2008 to 12/31/2008........     1.967374        1.148507          2,028,450
  01/01/2009 to 12/31/2009........     1.148507        1.759341          1,522,709
  01/01/2010 to 12/31/2010........     1.759341        2.022262          1,540,759
  01/01/2011 to 12/31/2011........     2.022262        1.713475          1,163,906
  01/01/2012 to 12/31/2012........     1.713475        2.185196            850,500
  01/01/2013 to 12/31/2013........     2.185196        2.816637            911,303
Invesco Mid Cap Value Division (Class B) (previously Lord Abbett Mid Cap Value Division
(Class B))
  04/30/2012 to 12/31/2012........     2.549699        2.621965            698,630
  01/01/2013 to 12/31/2013........     2.621965        3.370751            599,748
Invesco Mid Cap Value Division (Class B) (previously Lord Abbett Mid Cap Value Division
(Class B) and before that Neuberger Berman Mid Cap
 Value Division)
  01/01/2004 to 12/31/2004........     1.794695        2.171797          3,099,203
  01/01/2005 to 12/31/2005........     2.171797        2.398337          3,489,753
  01/01/2006 to 12/31/2006........     2.398337        2.631226          2,793,921
  01/01/2007 to 12/31/2007........     2.631226        2.678582          2,020,919
  01/01/2008 to 12/31/2008........     2.678582        1.387940          1,546,199

                                     ACCUMULATION                       NUMBER OF
                                    UNIT VALUE AT    ACCUMULATION   ACCUMULATION UNITS
                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT END
                                        PERIOD      END OF PERIOD       OF PERIOD
                                   --------------- --------------- -------------------
  01/01/2009 to 12/31/2009........     1.387940        2.023071          1,127,702
  01/01/2010 to 12/31/2010........     2.023071        2.515896            991,540
  01/01/2011 to 12/31/2011........     2.515896        2.316562            864,422
  01/01/2012 to 04/27/2012........     2.316562        2.562192                  0
Invesco Small Cap Growth Division (Class B)
  01/01/2004 to 12/31/2004........     1.161543        1.219639            802,132
  01/01/2005 to 12/31/2005........     1.219639        1.302794            674,289
  01/01/2006 to 12/31/2006........     1.302794        1.467670            392,663
  01/01/2007 to 12/31/2007........     1.467670        1.608185            297,398
  01/01/2008 to 12/31/2008........     1.608185        0.972101            209,723
  01/01/2009 to 12/31/2009........     0.972101        1.283420            205,287
  01/01/2010 to 12/31/2010........     1.283420        1.597755            159,726
  01/01/2011 to 12/31/2011........     1.597755        1.559332             71,812
  01/01/2012 to 12/31/2012........     1.559332        1.818765             55,668
  01/01/2013 to 12/31/2013........     1.818765        2.515296             39,979
Jennison Growth Division (Class A)
  05/01/2005 to 12/31/2005........     0.411193        0.495120            980,101
  01/01/2006 to 12/31/2006........     0.495120        0.501963            743,175
  01/01/2007 to 12/31/2007........     0.501963        0.553005            675,749
  01/01/2008 to 12/31/2008........     0.553005        0.346832            452,773
  01/01/2009 to 12/31/2009........     0.346832        0.479018            263,794
  01/01/2010 to 12/31/2010........     0.479018        0.527549            230,362
  01/01/2011 to 12/31/2011........     0.527549        0.523165            760,463
  01/01/2012 to 12/31/2012........     0.523165        0.597584            361,511
  01/01/2013 to 12/31/2013........     0.597584        0.807728            333,029
Jennison Growth Division (Class A) (previously Met/Putnam Voyager Sub-Account)
  01/01/2004 to 12/31/2004........     0.430125        0.445480          1,342,940
  01/01/2005 to 04/30/2005........     0.445480        0.406281          1,146,456
Jennison Growth Division (Class B) (previously Oppenheimer Capital Appreciation
Division)
  05/01/2005 to 12/31/2005........    10.024143       10.887969             15,335
  01/01/2006 to 12/31/2006........    10.887969       11.560491             23,353
  01/01/2007 to 12/31/2007........    11.560491       13.034267             16,529
  01/01/2008 to 12/31/2008........    13.034267        6.951537             19,629
  01/01/2009 to 12/31/2009........     6.951537        9.855584             15,039
  01/01/2010 to 12/31/2010........     9.855584       10.637162             12,149
  01/01/2011 to 12/31/2011........    10.637162       10.349923             10,628
  01/01/2012 to 04/27/2012........    10.349923       11.645520                  0
Loomis Sayles Small Cap Core Division (Class A)
  01/01/2004 to 12/31/2004........     2.375446        2.727533         16,931,562
  01/01/2005 to 12/31/2005........     2.727533        2.877461         14,046,323
  01/01/2006 to 12/31/2006........     2.877461        3.312505         11,044,902
  01/01/2007 to 12/31/2007........     3.312505        3.656788          8,686,276
  01/01/2008 to 12/31/2008........     3.656788        2.312601          6,352,290
  01/01/2009 to 12/31/2009........     2.312601        2.971741          5,311,394
  01/01/2010 to 12/31/2010........     2.971741        3.738974          4,482,610
  01/01/2011 to 12/31/2011........     3.738974        3.710750          3,821,379
  01/01/2012 to 12/31/2012........     3.710750        4.193533          3,099,532
  01/01/2013 to 12/31/2013........     4.193533        5.835224          2,700,844
Loomis Sayles Small Cap Growth Division (Class B)
  01/01/2004 to 12/31/2004........     0.891284        0.977320          1,713,732
  01/01/2005 to 12/31/2005........     0.977320        1.006592          1,506,541
  01/01/2006 to 12/31/2006........     1.006592        1.089662            901,547
  01/01/2007 to 12/31/2007........     1.089662        1.121357            638,144
  01/01/2008 to 12/31/2008........     1.121357        0.649277            297,746
  01/01/2009 to 12/31/2009........     0.649277        0.830666            265,471
  01/01/2010 to 12/31/2010........     0.830666        1.076436            271,831
  01/01/2011 to 12/31/2011........     1.076436        1.091186            256,468

                                     ACCUMULATION                       NUMBER OF
                                    UNIT VALUE AT    ACCUMULATION   ACCUMULATION UNITS
                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT END
                                        PERIOD      END OF PERIOD       OF PERIOD
                                   --------------- --------------- -------------------
  01/01/2012 to 12/31/2012........     1.091186        1.193752            247,812
  01/01/2013 to 12/31/2013........     1.193752        1.747543            203,151
Lord Abbett Bond Debenture Division (Class B)
  01/01/2004 to 12/31/2004........     1.585323        1.691738          1,823,231
  01/01/2005 to 12/31/2005........     1.691738        1.694040          1,693,088
  01/01/2006 to 12/31/2006........     1.694040        1.824279          1,718,081
  01/01/2007 to 12/31/2007........     1.824279        1.917566          1,444,634
  01/01/2008 to 12/31/2008........     1.917566        1.539849            989,224
  01/01/2009 to 12/31/2009........     1.539849        2.077858            833,716
  01/01/2010 to 12/31/2010........     2.077858        2.315800          1,014,098
  01/01/2011 to 12/31/2011........     2.315800        2.386695            914,426
  01/01/2012 to 12/31/2012........     2.386695        2.659374            683,446
  01/01/2013 to 12/31/2013........     2.659374        2.833061            529,994
MFS(R) Research International Division (Class B)
  01/01/2004 to 12/31/2004........     0.961525        1.134143          1,446,531
  01/01/2005 to 12/31/2005........     1.134143        1.302739          1,520,771
  01/01/2006 to 12/31/2006........     1.302739        1.626745          1,515,531
  01/01/2007 to 12/31/2007........     1.626745        1.818114          1,483,739
  01/01/2008 to 12/31/2008........     1.818114        1.033772          1,165,438
  01/01/2009 to 12/31/2009........     1.033772        1.341855          1,394,681
  01/01/2010 to 12/31/2010........     1.341855        1.474852            691,913
  01/01/2011 to 12/31/2011........     1.474852        1.299211            578,157
  01/01/2012 to 12/31/2012........     1.299211        1.495847            349,923
  01/01/2013 to 12/31/2013........     1.495847        1.759990            271,968
MFS(R) Research International Division (Class A)
  11/07/2008 to 12/31/2008........     2.198518        2.224149          5,690,361
  01/01/2009 to 12/31/2009........     2.224149        2.895001          4,509,096
  01/01/2010 to 12/31/2010........     2.895001        3.189068          3,613,173
  01/01/2011 to 12/31/2011........     3.189068        2.817963          3,074,753
  01/01/2012 to 12/31/2012........     2.817963        3.251819          2,494,255
  01/01/2013 to 12/31/2013........     3.251819        3.836356          2,119,150
MFS(R) Research International Division (Class A) (previously Fidelity VIP Overseas
Sub-Account)
  01/01/2004 to 12/31/2004........     2.210951        2.478656         14,387,457
  01/01/2005 to 12/31/2005........     2.478656        2.911301         11,693,540
  01/01/2006 to 12/31/2006........     2.911301        3.391691          9,241,542
  01/01/2007 to 12/31/2007........     3.391691        3.925233          7,439,815
  01/01/2008 to 11/07/2008........     3.925233        2.198518                  0
MFS(R) Total Return Division (Class A)
  01/01/2004 to 12/31/2004........     3.874623        4.252727         13,288,556
  01/01/2005 to 12/31/2005........     4.252727        4.326659         11,053,293
  01/01/2006 to 12/31/2006........     4.326659        4.789949          8,690,741
  01/01/2007 to 12/31/2007........     4.789949        4.932295          7,309,481
  01/01/2008 to 12/31/2008........     4.932295        3.788071          5,071,888
  01/01/2009 to 12/31/2009........     3.788071        4.432386          4,259,336
  01/01/2010 to 12/31/2010........     4.432386        4.813620          3,623,734
  01/01/2011 to 12/31/2011........     4.813620        4.863944          3,201,572
  01/01/2012 to 12/31/2012........     4.863944        5.354272          2,435,315
  01/01/2013 to 12/31/2013........     5.354272        6.285766          2,042,817
MFS(R) Total Return Division (Class A) (previously Balance Sub-Account)
  01/01/2004 to 04/30/2004........     1.503906        1.491745         12,220,963
MFS(R) Total Return Division (Class E)
  05/01/2004 to 12/31/2004........    38.200000       41.490000            338,825
  01/01/2005 to 12/31/2005........    41.490000       42.144039            294,937
  01/01/2006 to 12/31/2006........    42.144039       46.585191            217,164
  01/01/2007 to 12/31/2007........    46.585191       47.897749            167,289
  01/01/2008 to 12/31/2008........    47.897749       36.731894            120,624
  01/01/2009 to 12/31/2009........    36.731894       42.914072             98,901

                                     ACCUMULATION                       NUMBER OF
                                    UNIT VALUE AT    ACCUMULATION   ACCUMULATION UNITS
                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT END
                                        PERIOD      END OF PERIOD       OF PERIOD
                                   --------------- --------------- -------------------
  01/01/2010 to 12/31/2010........    42.914072       46.538182             82,035
  01/01/2011 to 12/31/2011........    46.538182       46.950578             67,533
  01/01/2012 to 12/31/2012........    46.950578       51.607000             57,453
  01/01/2013 to 12/31/2013........    51.607000       60.495129             50,380
MFS(R) Value Division (Class A)
  04/29/2013 to 12/31/2013........     3.191846        3.737858          1,843,615
MFS(R) Value Division (Class A) (previously FI Value Leaders Division (Class A))
  01/01/2004 to 12/31/2004........     2.387056        2.678230         11,794,230
  01/01/2005 to 12/31/2005........     2.678230        2.925027          9,811,468
  01/01/2006 to 12/31/2006........     2.925027        3.230226          7,639,482
  01/01/2007 to 12/31/2007........     3.230226        3.320481          5,964,175
  01/01/2008 to 12/31/2008........     3.320481        1.999941          4,252,202
  01/01/2009 to 12/31/2009........     1.999941        2.404154          3,437,801
  01/01/2010 to 12/31/2010........     2.404154        2.717359          2,809,526
  01/01/2011 to 12/31/2011........     2.717359        2.516122          2,372,714
  01/01/2012 to 12/31/2012........     2.516122        2.873563          2,039,303
  01/01/2013 to 04/26/2013........     2.873563        3.166694                  0
MFS(R) Value Division (Class A) (previously MFS(R) Value Division (Class E))
  01/01/2004 to 12/31/2004........     1.203425        1.321295          2,319,472
  01/01/2005 to 12/31/2005........     1.321295        1.283517          1,934,007
  01/01/2006 to 12/31/2006........     1.283517        1.493445          1,222,651
  01/01/2007 to 12/31/2007........     1.493445        1.415429            928,568
  01/01/2008 to 12/31/2008........     1.415429        0.927051            618,583
  01/01/2009 to 12/31/2009........     0.927051        1.103679            577,473
  01/01/2010 to 12/31/2010........     1.103679        1.211422            606,022
  01/01/2011 to 12/31/2011........     1.211422        1.204843            378,957
  01/01/2012 to 12/31/2012........     1.204843        1.383462            312,188
  01/01/2013 to 04/26/2013........     1.383462        1.569161                  0
Met/Artisan Mid Cap Value Division (Class A)
  01/01/2004 to 12/31/2004........     3.146117        3.412124         17,678,283
  01/01/2005 to 12/31/2005........     3.412124        3.702507         14,874,735
  01/01/2006 to 12/31/2006........     3.702507        4.107923         10,785,440
  01/01/2007 to 12/31/2007........     4.107923        3.775411          7,543,368
  01/01/2008 to 12/31/2008........     3.775411        2.011047          5,093,889
  01/01/2009 to 12/31/2009........     2.011047        2.808729          4,101,207
  01/01/2010 to 12/31/2010........     2.808729        3.187947          3,400,592
  01/01/2011 to 12/31/2011........     3.187947        3.357832          2,830,254
  01/01/2012 to 12/31/2012........     3.357832        3.705577          2,334,792
  01/01/2013 to 12/31/2013........     3.705577        5.003301          1,922,180
MetLife Aggressive Strategy Division (Class A)
  04/29/2013 to 12/31/2013........    26.505620       30.957739          2,169,719
MetLife Aggressive Strategy Division (Class A) (previously MetLife Aggressive Strategy
Division (Class B))
  05/02/2011 to 12/31/2011........    12.197370       10.449559             30,388
  01/01/2012 to 12/31/2012........    10.449559       12.034629             19,405
  01/01/2013 to 04/26/2013........    12.034629       13.098380                  0
MetLife Aggressive Strategy Division (Class A) (previously Zenith Equity Division
(Class A))
  01/01/2004 to 12/31/2004........    19.235115       21.064111         11,979,638
  01/01/2005 to 12/31/2005........    21.064111       22.892392          9,937,720
  01/01/2006 to 12/31/2006........    22.892392       24.455848          7,924,053
  01/01/2007 to 12/31/2007........    24.455848       25.393986          6,395,673
  01/01/2008 to 12/31/2008........    25.393986       15.400707          4,869,966
  01/01/2009 to 12/31/2009........    15.400707       19.814045          4,080,664
  01/01/2010 to 12/31/2010........    19.814045       22.312063          3,428,528
  01/01/2011 to 12/31/2011........    22.312063       21.267033          2,926,397
  01/01/2012 to 12/31/2012........    21.267033       23.927427          2,462,029
  01/01/2013 to 04/26/2013........    23.927427       26.322842                  0

                                     ACCUMULATION                       NUMBER OF
                                    UNIT VALUE AT    ACCUMULATION   ACCUMULATION UNITS
                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT END
                                        PERIOD      END OF PERIOD       OF PERIOD
                                   --------------- --------------- -------------------
MetLife Aggressive Strategy Division (Class B) (previously MetLife Aggressive
Allocation Division)
  05/01/2005 to 12/31/2005........     9.998890       11.154317             5,881
  01/01/2006 to 12/31/2006........    11.154317       12.728431            70,333
  01/01/2007 to 12/31/2007........    12.728431       12.967317            75,280
  01/01/2008 to 12/31/2008........    12.967317        7.618291            64,229
  01/01/2009 to 12/31/2009........     7.618291        9.882929            58,065
  01/01/2010 to 12/31/2010........     9.882929       11.280381            54,415
  01/01/2011 to 04/29/2011........    11.280381       12.233916                 0
MetLife Conservative Allocation Division (Class B)
  05/01/2005 to 12/31/2005........     9.998890       10.303196             4,181
  01/01/2006 to 12/31/2006........    10.303196       10.865903             6,437
  01/01/2007 to 12/31/2007........    10.865903       11.316619            16,703
  01/01/2008 to 12/31/2008........    11.316619        9.558158            54,330
  01/01/2009 to 12/31/2009........     9.558158       11.365537            63,449
  01/01/2010 to 12/31/2010........    11.365537       12.340301            34,666
  01/01/2011 to 12/31/2011........    12.340301       12.571162            38,041
  01/01/2012 to 12/31/2012........    12.571162       13.540148            44,870
  01/01/2013 to 12/31/2013........    13.540148       13.931148            44,761
MetLife Conservative to Moderate Allocation Division (Class B)
  05/01/2005 to 12/31/2005........     9.998890       10.521194             2,188
  01/01/2006 to 12/31/2006........    10.521194       11.358570            95,025
  01/01/2007 to 12/31/2007........    11.358570       11.744567           113,293
  01/01/2008 to 12/31/2008........    11.744567        9.084388           116,642
  01/01/2009 to 12/31/2009........     9.084388       11.084648            79,520
  01/01/2010 to 12/31/2010........    11.084648       12.196592            18,651
  01/01/2011 to 12/31/2011........    12.196592       12.159605            30,963
  01/01/2012 to 12/31/2012........    12.159605       13.370640            45,742
  01/01/2013 to 12/31/2013........    13.370640       14.632504            45,080
MetLife Mid Cap Stock Index Division (Class B)
  01/01/2004 to 12/31/2004........     1.145805        1.308103         2,683,144
  01/01/2005 to 12/31/2005........     1.308103        1.445754         2,080,739
  01/01/2006 to 12/31/2006........     1.445754        1.566577         1,893,215
  01/01/2007 to 12/31/2007........     1.566577        1.661625         1,615,496
  01/01/2008 to 12/31/2008........     1.661625        1.042931         1,061,301
  01/01/2009 to 12/31/2009........     1.042931        1.407349         1,343,790
  01/01/2010 to 12/31/2010........     1.407349        1.749427         1,090,428
  01/01/2011 to 12/31/2011........     1.749427        1.688262           791,770
  01/01/2012 to 12/31/2012........     1.688262        1.954132           689,277
  01/01/2013 to 12/31/2013........     1.954132        2.560877           590,517
MetLife Moderate Allocation Division (Class B)
  05/01/2005 to 12/31/2005........     9.998890       10.752070            55,018
  01/01/2006 to 12/31/2006........    10.752070       11.864211           196,707
  01/01/2007 to 12/31/2007........    11.864211       12.212967           345,479
  01/01/2008 to 12/31/2008........    12.212967        8.598785           316,897
  01/01/2009 to 12/31/2009........     8.598785       10.734187           265,802
  01/01/2010 to 12/31/2010........    10.734187       11.985168           262,273
  01/01/2011 to 12/31/2011........    11.985168       11.662922           192,437
  01/01/2012 to 12/31/2012........    11.662922       13.029240           182,762
  01/01/2013 to 12/31/2013........    13.029240       15.166351           167,069
MetLife Moderate to Aggressive Allocation Division (Class B)
  05/01/2005 to 12/31/2005........     9.998890       10.978002            36,461
  01/01/2006 to 12/31/2006........    10.978002       12.370963           185,461
  01/01/2007 to 12/31/2007........    12.370963       12.674051           206,402
  01/01/2008 to 12/31/2008........    12.674051        8.112800           111,283
  01/01/2009 to 12/31/2009........     8.112800       10.332698            63,175
  01/01/2010 to 12/31/2010........    10.332698       11.692668            62,009
  01/01/2011 to 12/31/2011........    11.692668       11.101051            55,806

                                     ACCUMULATION                       NUMBER OF
                                    UNIT VALUE AT    ACCUMULATION   ACCUMULATION UNITS
                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT END
                                        PERIOD      END OF PERIOD       OF PERIOD
                                   --------------- --------------- -------------------
  01/01/2012 to 12/31/2012........    11.101051       12.636499             46,155
  01/01/2013 to 12/31/2013........    12.636499       15.498005             43,018
MetLife Stock Index Division (Class A)
  01/01/2004 to 12/31/2004........     3.569000        3.892139          7,653,999
  01/01/2005 to 12/31/2005........     3.892139        4.018212          6,132,270
  01/01/2006 to 12/31/2006........     4.018212        4.577451          4,820,404
  01/01/2007 to 12/31/2007........     4.577451        4.752122          3,888,215
  01/01/2008 to 12/31/2008........     4.752122        2.948834          2,822,363
  01/01/2009 to 12/31/2009........     2.948834        3.672624          2,339,469
  01/01/2010 to 12/31/2010........     3.672624        4.160506          2,000,324
  01/01/2011 to 12/31/2011........     4.160506        4.180195          1,695,159
  01/01/2012 to 12/31/2012........     4.180195        4.773721          1,396,448
  01/01/2013 to 12/31/2013........     4.773721        6.217730          1,207,439
MetLife Stock Index Division (Class B)
  01/01/2004 to 12/31/2004........     3.402464        3.701757            855,202
  01/01/2005 to 12/31/2005........     3.701757        3.812071            693,290
  01/01/2006 to 12/31/2006........     3.812071        4.332252            499,931
  01/01/2007 to 12/31/2007........     4.332252        4.486461            325,234
  01/01/2008 to 12/31/2008........     4.486461        2.776954            196,680
  01/01/2009 to 12/31/2009........     2.776954        3.449868            155,083
  01/01/2010 to 12/31/2010........     3.449868        3.896827             95,176
  01/01/2011 to 12/31/2011........     3.896827        3.907550             77,423
  01/01/2012 to 12/31/2012........     3.907550        4.449647             60,285
  01/01/2013 to 12/31/2013........     4.449647        5.781561             55,158
MSCI EAFE(R) Index Division (Class B)
  01/01/2004 to 12/31/2004........     0.948112        1.115629          1,823,231
  01/01/2005 to 12/31/2005........     1.115629        1.243057          1,939,715
  01/01/2006 to 12/31/2006........     1.243057        1.538514          2,247,025
  01/01/2007 to 12/31/2007........     1.538514        1.677449          1,789,208
  01/01/2008 to 12/31/2008........     1.677449        0.956530          1,206,131
  01/01/2009 to 12/31/2009........     0.956530        1.210660            957,353
  01/01/2010 to 12/31/2010........     1.210660        1.288948            924,239
  01/01/2011 to 12/31/2011........     1.288948        1.110838            781,355
  01/01/2012 to 12/31/2012........     1.110838        1.293392            731,512
  01/01/2013 to 12/31/2013........     1.293392        1.550666            622,129
Morgan Stanley Mid Cap Growth Division (Class B)
  05/03/2010 to 12/31/2010........     1.295934        1.505615            490,737
  01/01/2011 to 12/31/2011........     1.505615        1.382643            484,989
  01/01/2012 to 12/31/2012........     1.382643        1.490614            156,035
  01/01/2013 to 12/31/2013........     1.490614        2.044527            133,681
Morgan Stanley Mid Cap Growth Division (Class B) (previously FI Mid Cap Opportunities
Sub-Account)
  01/01/2004 to 04/30/2004........     1.136382        1.126280            900,393
Morgan Stanley Mid Cap Growth Division (Class B) (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account)
  01/01/2004 to 12/31/2004........     1.437015        1.656255          1,530,755
  01/01/2005 to 12/31/2005........     1.656255        1.742990          1,164,331
  01/01/2006 to 12/31/2006........     1.742990        1.918448            710,831
  01/01/2007 to 12/31/2007........     1.918448        2.046088            526,638
  01/01/2008 to 12/31/2008........     2.046088        0.899629            320,300
  01/01/2009 to 12/31/2009........     0.899629        1.185188            302,873
  01/01/2010 to 04/30/2010........     1.185188        1.282945                  0
Neuberger Berman Genesis Division (Class A)
  01/01/2004 to 12/31/2004........     1.610821        1.832998         12,076,094
  01/01/2005 to 12/31/2005........     1.832998        1.883604          9,355,903
  01/01/2006 to 12/31/2006........     1.883604        2.169313          6,464,307
  01/01/2007 to 12/31/2007........     2.169313        2.066181          4,660,179
  01/01/2008 to 12/31/2008........     2.066181        1.255554          3,157,059

                                     ACCUMULATION                       NUMBER OF
                                    UNIT VALUE AT    ACCUMULATION   ACCUMULATION UNITS
                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT END
                                        PERIOD      END OF PERIOD       OF PERIOD
                                   --------------- --------------- -------------------
  01/01/2009 to 12/31/2009........     1.255554        1.401637          2,452,204
  01/01/2010 to 12/31/2010........     1.401637        1.681240          2,011,182
  01/01/2011 to 12/31/2011........     1.681240        1.754972          1,675,938
  01/01/2012 to 12/31/2012........     1.754972        1.904910          1,359,180
  01/01/2013 to 12/31/2013........     1.904910        2.603376          1,207,068
Neuberger Berman Genesis Division (Class A) (previously MLA Mid Cap Division (Class B))
  01/01/2004 to 12/31/2004........     1.203979        1.358861            752,154
  01/01/2005 to 12/31/2005........     1.358861        1.448732            722,942
  01/01/2006 to 12/31/2006........     1.448732        1.639116            559,822
  01/01/2007 to 12/31/2007........     1.639116        1.573190            564,267
  01/01/2008 to 12/31/2008........     1.573190        0.957591            280,916
  01/01/2009 to 12/31/2009........     0.957591        1.292056            188,235
  01/01/2010 to 12/31/2010........     1.292056        1.566133            165,093
  01/01/2011 to 12/31/2011........     1.566133        1.463651            143,860
  01/01/2012 to 12/31/2012........     1.463651        1.520246            127,497
  01/01/2013 to 04/26/2013........     1.520246        1.648627                  0
Oppenheimer Global Equity Division (Class B)
  05/01/2004 to 12/31/2004........    12.798623       14.768490              7,408
  01/01/2005 to 12/31/2005........    14.768490       16.899352             26,823
  01/01/2006 to 12/31/2006........    16.899352       19.399664             35,975
  01/01/2007 to 12/31/2007........    19.399664       20.336533             37,572
  01/01/2008 to 12/31/2008........    20.336533       11.925811             29,143
  01/01/2009 to 12/31/2009........    11.925811       16.448896             31,952
  01/01/2010 to 12/31/2010........    16.448896       18.813136             27,188
  01/01/2011 to 12/31/2011........    18.813136       17.001221             24,507
  01/01/2012 to 12/31/2012........    17.001221       20.323672             15,394
  01/01/2013 to 12/31/2013........    20.323672       25.487741             16,160
PIMCO Inflation Protection Bond Division (Class B)
  05/01/2006 to 12/31/2006........    11.011996       11.123317             23,194
  01/01/2007 to 12/31/2007........    11.123317       12.158272             34,598
  01/01/2008 to 12/31/2008........    12.158272       11.168445            147,426
  01/01/2009 to 12/31/2009........    11.168445       13.007430            106,799
  01/01/2010 to 12/31/2010........    13.007430       13.829023            127,064
  01/01/2011 to 12/31/2011........    13.829023       15.164142            120,079
  01/01/2012 to 12/31/2012........    15.164142       16.325836             95,708
  01/01/2013 to 12/31/2013........    16.325836       14.612977             51,877
PIMCO Total Return Division (Class B)
  01/01/2004 to 12/31/2004........     1.169859        1.211615         10,308,470
  01/01/2005 to 12/31/2005........     1.211615        1.222281          9,832,142
  01/01/2006 to 12/31/2006........     1.222281        1.260416          7,127,107
  01/01/2007 to 12/31/2007........     1.260416        1.337485          5,704,698
  01/01/2008 to 12/31/2008........     1.337485        1.324910          4,830,601
  01/01/2009 to 12/31/2009........     1.324910        1.542808          5,900,033
  01/01/2010 to 12/31/2010........     1.542808        1.646488          4,737,797
  01/01/2011 to 12/31/2011........     1.646488        1.675957          3,488,256
  01/01/2012 to 12/31/2012........     1.675957        1.806652          3,030,647
  01/01/2013 to 12/31/2013........     1.806652        1.748286          2,310,488
Russell 2000(R) Index Division (Class B)
  01/01/2004 to 12/31/2004........     1.335704        1.547069          3,128,640
  01/01/2005 to 12/31/2005........     1.547069        1.592021          2,674,744
  01/01/2006 to 12/31/2006........     1.592021        1.846872          2,502,216
  01/01/2007 to 12/31/2007........     1.846872        1.790916          1,394,195
  01/01/2008 to 12/31/2008........     1.790916        1.171913          1,061,072
  01/01/2009 to 12/31/2009........     1.171913        1.452887            823,979
  01/01/2010 to 12/31/2010........     1.452887        1.814394            777,785
  01/01/2011 to 12/31/2011........     1.814394        1.713370            649,291
  01/01/2012 to 12/31/2012........     1.713370        1.961600            577,682

                                     ACCUMULATION                       NUMBER OF
                                    UNIT VALUE AT    ACCUMULATION   ACCUMULATION UNITS
                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT END
                                        PERIOD      END OF PERIOD       OF PERIOD
                                   --------------- --------------- -------------------
  01/01/2013 to 12/31/2013........     1.961600        2.674244           481,003
SSgA Growth ETF Division (Class B)
  05/01/2006 to 12/31/2006........    10.707472       11.422896               418
  01/01/2007 to 12/31/2007........    11.422896       11.902093             3,257
  01/01/2008 to 12/31/2008........    11.902093        7.870894             1,308
  01/01/2009 to 12/31/2009........     7.870894       10.025004             8,729
  01/01/2010 to 12/31/2010........    10.025004       11.290542            19,228
  01/01/2011 to 12/31/2011........    11.290542       10.902286             8,994
  01/01/2012 to 12/31/2012........    10.902286       12.372150             8,779
  01/01/2013 to 12/31/2013........    12.372150       14.412225             8,656
SSgA Growth and Income ETF Division (Class B)
  05/01/2006 to 12/31/2006........    10.516543       11.167932               422
  01/01/2007 to 12/31/2007........    11.167932       11.612202                 0
  01/01/2008 to 12/31/2008........    11.612202        8.585168                 0
  01/01/2009 to 12/31/2009........     8.585168       10.578008             9,856
  01/01/2010 to 12/31/2010........    10.578008       11.713492            29,839
  01/01/2011 to 12/31/2011........    11.713492       11.679368             2,337
  01/01/2012 to 12/31/2012........    11.679368       13.002009            18,690
  01/01/2013 to 12/31/2013........    13.002009       14.486473            53,424
T. Rowe Price Large Cap Growth Division (Class B)
  05/01/2004 to 12/31/2004........    11.197644       12.137996            15,970
  01/01/2005 to 12/31/2005........    12.137996       12.733446            81,410
  01/01/2006 to 12/31/2006........    12.733446       14.181562           100,235
  01/01/2007 to 12/31/2007........    14.181562       15.270728            92,364
  01/01/2008 to 12/31/2008........    15.270728        8.737535            78,533
  01/01/2009 to 12/31/2009........     8.737535       12.330312            72,800
  01/01/2010 to 12/31/2010........    12.330312       14.201921            76,812
  01/01/2011 to 12/31/2011........    14.201921       13.824787            75,243
  01/01/2012 to 12/31/2012........    13.824787       16.185399            55,812
  01/01/2013 to 12/31/2013........    16.185399       22.159125            64,239
T. Rowe Price Large Cap Growth Division (Class B) (previously RCM Technology Division
(Class B))
  01/01/2004 to 12/31/2004........     0.460681        0.434889         1,483,587
  01/01/2005 to 12/31/2005........     0.434889        0.476338         1,063,605
  01/01/2006 to 12/31/2006........     0.476338        0.495094           801,471
  01/01/2007 to 12/31/2007........     0.495094        0.642392           932,213
  01/01/2008 to 12/31/2008........     0.642392        0.352036           822,638
  01/01/2009 to 12/31/2009........     0.352036        0.552147           826,863
  01/01/2010 to 12/31/2010........     0.552147        0.695588         1,368,437
  01/01/2011 to 12/31/2011........     0.695588        0.618371         1,046,636
  01/01/2012 to 12/31/2012........     0.618371        0.683962           624,549
  01/01/2013 to 04/26/2013........     0.683962        0.715347                 0
T. Rowe Price Mid Cap Growth Division (Class B)
  01/01/2004 to 12/31/2004........     0.613403        0.713018         4,658,094
  01/01/2005 to 12/31/2005........     0.713018        0.806381         4,162,391
  01/01/2006 to 12/31/2006........     0.806381        0.844638         3,391,728
  01/01/2007 to 12/31/2007........     0.844638        0.980220         3,030,184
  01/01/2008 to 12/31/2008........     0.980220        0.582646         2,231,230
  01/01/2009 to 12/31/2009........     0.582646        0.836223         1,710,772
  01/01/2010 to 12/31/2010........     0.836223        1.053408         1,313,301
  01/01/2011 to 12/31/2011........     1.053408        1.022188         1,589,729
  01/01/2012 to 12/31/2012........     1.022188        1.146392         1,127,876
  01/01/2013 to 12/31/2013........     1.146392        1.544739         1,058,053
T. Rowe Price Small Cap Growth Division (Class B)
  05/01/2004 to 12/31/2004........    12.426029       13.251973             1,999
  01/01/2005 to 12/31/2005........    13.251973       14.475767             7,208
  01/01/2006 to 12/31/2006........    14.475767       14.800386            21,181
  01/01/2007 to 12/31/2007........    14.800386       15.992747            18,252

                                     ACCUMULATION                       NUMBER OF
                                    UNIT VALUE AT    ACCUMULATION   ACCUMULATION UNITS
                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT END
                                        PERIOD      END OF PERIOD       OF PERIOD
                                   --------------- --------------- -------------------
  01/01/2008 to 12/31/2008........    15.992747       10.047530             15,624
  01/01/2009 to 12/31/2009........    10.047530       13.742614             14,218
  01/01/2010 to 12/31/2010........    13.742614       18.258171             29,661
  01/01/2011 to 12/31/2011........    18.258171       18.274532             37,871
  01/01/2012 to 12/31/2012........    18.274532       20.896340             21,451
  01/01/2013 to 12/31/2013........    20.896340       29.722698             24,019
Western Asset Management Strategic Bond Opportunities Division (Class A)
  01/01/2004 to 12/31/2004........     1.933430        2.033569         10,800,354
  01/01/2005 to 12/31/2005........     2.033569        2.063218          9,727,358
  01/01/2006 to 12/31/2006........     2.063218        2.138547          7,388,018
  01/01/2007 to 12/31/2007........     2.138547        2.194786          6,055,761
  01/01/2008 to 12/31/2008........     2.194786        1.840217          4,034,283
  01/01/2009 to 12/31/2009........     1.840217        2.400524          2,947,573
  01/01/2010 to 12/31/2010........     2.400524        2.669733          2,764,912
  01/01/2011 to 12/31/2011........     2.669733        2.795761          2,210,444
  01/01/2012 to 12/31/2012........     2.795761        3.075149          1,859,774
  01/01/2013 to 12/31/2013........     3.075149        3.067080          1,482,716
Western Asset Management U.S. Government Division (Class A)
  01/01/2004 to 12/31/2004........     1.597944        1.623851          8,131,240
  01/01/2005 to 12/31/2005........     1.623851        1.629753          6,359,030
  01/01/2006 to 12/31/2006........     1.629753        1.674873          4,200,467
  01/01/2007 to 12/31/2007........     1.674873        1.724243          3,044,141
  01/01/2008 to 12/31/2008........     1.724243        1.694938          2,029,424
  01/01/2009 to 12/31/2009........     1.694938        1.744655          1,706,206
  01/01/2010 to 12/31/2010........     1.744655        1.821283          1,546,520
  01/01/2011 to 12/31/2011........     1.821283        1.895916          1,314,198
  01/01/2012 to 12/31/2012........     1.895916        1.933394            925,896
  01/01/2013 to 12/31/2013........     1.933394        1.893388

                                                                           709,399


                                              1.60% VARIABLE ACCOUNT CHARGE
                                   ---------------------------------------------------
                                     ACCUMULATION                       NUMBER OF
                                    UNIT VALUE AT    ACCUMULATION   ACCUMULATION UNITS
                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT END
                                        PERIOD      END OF PERIOD       OF PERIOD
                                   --------------- --------------- -------------------
American Funds Bond Division (Class 2)
  05/01/2006 to 12/31/2006........    14.560847       15.263925            16,105
  01/01/2007 to 12/31/2007........    15.263925       15.520310            47,929
  01/01/2008 to 12/31/2008........    15.520310       13.845478            52,814
  01/01/2009 to 12/31/2009........    13.845478       15.343360            41,521
  01/01/2010 to 12/31/2010........    15.343360       16.072959            37,306
  01/01/2011 to 12/31/2011........    16.072959       16.783999            24,616
  01/01/2012 to 12/31/2012........    16.783999       17.403721            38,001
  01/01/2013 to 12/31/2013........    17.403721       16.757799            23,746
American Funds Global Small Capitalization Division (Class 2)
  01/01/2004 to 12/31/2004........     1.618923        1.925838         2,017,772
  01/01/2005 to 12/31/2005........     1.925838        2.375872         2,351,449
  01/01/2006 to 12/31/2006........     2.375872        2.900704         2,577,549
  01/01/2007 to 12/31/2007........     2.900704        3.466071         3,066,944
  01/01/2008 to 12/31/2008........     3.466071        1.585284         1,832,329
  01/01/2009 to 12/31/2009........     1.585284        2.516436         1,590,104
  01/01/2010 to 12/31/2010........     2.516436        3.031619         1,261,864
  01/01/2011 to 12/31/2011........     3.031619        2.412378         1,041,248
  01/01/2012 to 12/31/2012........     2.412378        2.805424           792,409
  01/01/2013 to 12/31/2013........     2.805424        3.541667           711,772
American Funds Growth Division (Class 2)
  01/01/2004 to 12/31/2004........    11.089069       12.276344         1,588,660
  01/01/2005 to 12/31/2005........    12.276344       14.038346         1,492,261

                                              1.60% VARIABLE ACCOUNT CHARGE
                                   ---------------------------------------------------
                                     ACCUMULATION                       NUMBER OF
                                    UNIT VALUE AT    ACCUMULATION   ACCUMULATION UNITS
                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT END
                                        PERIOD      END OF PERIOD       OF PERIOD
                                   --------------- --------------- -------------------
  01/01/2006 to 12/31/2006........    14.038346       15.227784         1,204,731
  01/01/2007 to 12/31/2007........    15.227784       16.835173         1,039,150
  01/01/2008 to 12/31/2008........    16.835173        9.282169           660,933
  01/01/2009 to 12/31/2009........     9.282169       12.735064           535,131
  01/01/2010 to 12/31/2010........    12.735064       14.874350           423,920
  01/01/2011 to 12/31/2011........    14.874350       14.012636           317,544
  01/01/2012 to 12/31/2012........    14.012636       16.256136           277,378
  01/01/2013 to 12/31/2013........    16.256136       20.814002           245,619
American Funds Growth-Income Division (Class 2)
  01/01/2004 to 12/31/2004........     8.629786        9.373506         1,495,376
  01/01/2005 to 12/31/2005........     9.373506        9.763169         1,389,278
  01/01/2006 to 12/31/2006........     9.763169       11.069432         1,076,545
  01/01/2007 to 12/31/2007........    11.069432       11.442093           802,576
  01/01/2008 to 12/31/2008........    11.442093        6.998060           552,127
  01/01/2009 to 12/31/2009........     6.998060        9.038553           409,436
  01/01/2010 to 12/31/2010........     9.038553        9.911591           350,549
  01/01/2011 to 12/31/2011........     9.911591        9.576075           265,450
  01/01/2012 to 12/31/2012........     9.576075       11.070735           217,382
  01/01/2013 to 12/31/2013........    11.070735       14.544951           207,743

--------
NOTES:

   For Contracts issued prior to May 1, 1995, the MFS(R) Total Return Sub-Account Class A is available.

   MFS Total Return Division was previously the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the accumulation unit value history of the Balanced Sub-Account through the date of the merger. For Contracts issued on and after May 1, 1995, the MFS Total Return Sub-Account Class E is available.

   Zenith Equity Division was previously the Capital Growth Sub-Account. Effective May 1, 2002, the Zenith Equity Portfolio of the New England Zenith Fund changed its investment objective and policies and became a "fund of funds" that invests equally in three other series of the Zenith Fund. On or about April 28, 2003, these series of the Zenith Fund were reorganized into newly established portfolios of the Metropolitan Fund. Effective on or about May 1, 2009, one of these portfolios of the Metropolitan Fund merged with and into a portfolio of Met Investors Series Trust.

   Clearbridge Aggressive Growth Division was previously the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. On April 29, 2011, the Legg Mason Value Equity Portfolio merged into the Legg Mason ClearBridge Aggressive Growth Portfolio. Information shown for the ClearBridge Aggressive Growth Division (formerly the Legg Mason ClearBridge Aggressive Growth Division, formerly the Legg Mason Value Equity Division, formerly the MFS Investors Trust Sub-Account and formerly the MFS Research Managers Sub-Account) reflects the accumulation unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

   For Contracts issued prior to May 1, 1995, the MetLife Stock Index Sub-Account Class A is available.

   For Contracts issued on and after May 1, 1995, the MetLife Stock Index Sub-Account Class B is available.

   MetLife Stock Index Division (Class A) was previously the Westpeak Stock Index Sub-Account. On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series of the New England Zenith Fund. Information shown for the MetLife Stock Index Sub-Account Class A reflects the accumulation unit value history of the Westpeak Stock Index Sub-Account through the date of the substitution.

   Baillie Gifford International Stock Division was previously the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. Information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution. Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Effective May 1, 2009, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio. Effective February 1, 2012 Artio International Stock Portfolio changes its name to Baillie Gifford International Stock Portfolio.

   ClearBridge Aggressive Growth Division was previously the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the accumulation unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio. Effective November 2, 2009, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio. Effective April 29, 2011, Class B shares of Legg Mason ClearBridge Aggressive Growth Portfolio were exchanged for Class A shares. Effective April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.

   Morgan Stanley Mid Cap Growth Division was previously the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the April 30, 2004 merger. On or about April 30, 2010, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund since April 30, 2004, merged with and into the Van Kampen Mid Cap Growth Portfolio and was immediately renamed the Morgan Stanley Mid Cap Growth Portfolio. Information shown for the Morgan Stanley Mid-Cap Growth Sub-Account reflects the accumulation unit value history of the FI Mid Cap Opportunities Sub-Account since April 30, 2004 through the date of the April 30, 2010 merger.

   Morgan Stanley Mid Cap Growth Division was previously the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account through the date of the merger. Since the merger, on or about April 30, 2010, the FI Mid Cap Opportunities Portfolio merged with and into the Van Kampen Mid Cap Growth Portfolio and was immediately renamed the Morgan Stanley Mid Cap Growth Portfolio.

   Jennison Growth Division was previously the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/
   Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/ Putnam Voyager Sub-Account) reflects the accumulation unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

   Clearbridge Aggressive Growth Division was previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. On April 29, 2011, the Legg Mason Value Equity Portfolio merged into the Legg Mason ClearBridge Aggressive Growth Portfolio. Information shown for the ClearBridge Aggressive Growth Division (formerly the Legg Mason ClearBridge Aggressive Growth Division, formerly the Legg Mason Value Equity Sub-Account and formerly the MFS Investors Trust Sub-Account) reflects the accumulation unit value history of the MFS Investors Sub-Account Class A through the date of the merger.

   BlackRock Large Cap Core Division was previously the BlackRock Large Cap Sub-Account. On or about April 30, 2007, the BlackRock Large Cap Portfolio that had been offered as an Eligible Fund through that date, merged with and into the BlackRock Large Cap Core Portfolio. Information shown for the BlackRock Large Cap Core Sub-Account (formerly the BlackRock Investment Trust Sub-Account) reflects the accumulation unit value history of the BlackRock Large Cap Sub-Account through the date of the merger.

   MFS(R) Research International Division was previously the Fidelity VIP Overseas Sub-Account. On November 7, 2008, the MFS(R) Research International Portfolio--Class A was substituted for the Fidelity VIP Overseas Portfolio--Initial Class. Information shown for the MFS(R) Research International Sub-Account reflects the accumulation unit value history of the Fidelity VIP Overseas Sub-Account through the date of the substitution.

   BlackRock Legacy Large Cap Growth Division was previously the FI Large Cap Sub-Account. Effective May 4, 2009, the FI Large Cap Portfolio that had been offered as an Eligible Fund through that date, merged with and into the BlackRock Legacy Large Cap Growth Portfolio. Information shown for the BlackRock Legacy Large Cap Growth Division (Class B) reflects the accumulation unit value history of the FI Large Cap Sub-Account through the date of the merger.

   Class A shares of MFS(R) Research International were substituted for the Fidelity VIP Overseas Portfolio Initial Class on November 7, 2008. Class A shares are not available for allocation of new purchase payments or transfer of Contract Value (excluding existing rebalancing or dollar cost averaging programs in existence as of April 28, 2008).

   Clearbridge Aggressive Growth Division was previously the Legg Mason Value Equity Division. On April 29, 2011, the Legg Mason Value Equity Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Legg Mason ClearBridge Aggressive Growth Portfolio. Information shown for the ClearBridge Aggressive Growth Division (formerly the Legg Mason ClearBridge Aggressive Growth Division and formerly the Legg Mason Value Equity Division) reflects the unit value history of the Legg Mason Value Equity Division through the date of the merger.

   MetLife Aggressive Strategy Division was previously the MetLife Aggressive Allocation Division. On April 29, 2011, the MetLife Aggressive Allocation Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MetLife Aggressive Strategy Portfolio. Information shown for the MetLife Aggressive Strategy Division (formerly the MetLife Aggressive Allocation Division) reflects the unit value history of the MetLife Aggressive Allocation Division through the date of the merger.

   Jennison Growth Division was previously the Oppenheimer Capital Appreciation Division. On April 30, 2012, the Oppenheimer Capital Appreciation Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Division (formerly the Oppenheimer Capital Appreciation Division) reflects the unit value history of Oppenheimer Capital Appreciation Division through the date of the merger.

   MFS(R) Value Division was previously the FI Value Leaders Division. On April 29, 2013, the FI Value Leaders Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Value Portfolio and Class E shares were exchanged for Class A shares. Information shown for the MFS(R) Value Division (formerly the FI Value Leaders Division) reflects the unit value history of FI Value Leaders Division through the date of the merger.

   Neuberger Berman Genesis Division was previously the MLA Mid Cap Division. On April 29, 2013, the MLA Mid Cap Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Neuberger Berman Genesis Portfolio. Information shown for the Neuberger Berman Genesis Division (formerly the MLA Mid Cap Division) reflects the unit value history of MLA Mid Cap Division through the date of the merger.

   T. Rowe Price Large Cap Growth Division was previously the RCM Technology Division. On April 29, 2013, the RCM Technology Portfolio that had been offered as an Eligible Fund through that date, merged with and into the T. Rowe Price Large Cap Growth Portfolio. Information shown for the T. Rowe Price Large Cap Growth Division (formerly the RCM Technology Division) reflects the unit value history of RCM Technology Division through the date of the merger.

   MetLife Aggressive Strategy Division was previously the Zenith Equity Division. On April 29, 2013, the Zenith Equity Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MetLife Aggressive Strategy Portfolio. Information shown for the MetLife Aggressive Strategy Division (formerly the Zenith Equity Division) reflects the unit value history of Zenith Equity Division through the date of the merger.

   * * *

--------------------------------------------------------------------------------

Name Changes:
------------



   Effective November 26, 2012, Lazard Mid Cap Portfolio was renamed MLA Mid Cap Portfolio.

   Effective January 7, 2013 BlackRock Aggressive Growth Portfolio was renamed Frontier Mid Cap Growth Portfolio.

   Effective April 29, 2013:
BlackRock Legacy Large Cap Growth Portfolio was renamed BlackRock Capital
   Appreciation Portfolio.
Barclays Capital Aggregate Bond Index Portfolio was renamed Barclays Aggregate
   Bond Index Portfolio.
Legg Mason ClearBridge Aggressive Growth Portfolio was renamed ClearBridge
   Aggressive Growth Portfolio.

   Effective October 1, 2013, Lord Abbett Mid Cap Value Portfolio was renamed Invesco Mid Cap Value Portfolio.

   Effective November 1, 2013, Janus Forty Portfolio was renamed ClearBridge Aggressive Growth Portfolio II.

   Effective February 3, 2014:
BlackRock Diversified Portfolio was renamed WMC Balanced Portfolio. Davis Venture Value Portfolio was renamed WMC Core Equity Opportunities
   Portfolio.
BlackRock Large Cap Core Portfolio was renamed WMC Large Cap Research
   Portfolio.

   Effective April 28, 2014:
MetLife Aggressive Strategy Portfolio was renamed MetLife Asset Allocation 100
   Portfolio.
MetLife Conservative Allocation Portfolio was renamed MetLife Asset Allocation
   20 Portfolio.
MetLife Conservative to Moderate Allocation Portfolio was renamed MetLife Asset
   Allocation 40 Portfolio.
MetLife Moderate Allocation Portfolio was renamed MetLife Asset Allocation 60
   Portfolio.
MetLife Moderate to Aggressive Allocation Portfolio was renamed MetLife Asset
   Allocation 80 Portfolio.

   * * *


     Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each division credited to the Contract by the Accumulation Unit Value of the division. The Accumulation Unit Value of a division depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.

                                  PREMIUM TAX


     Premium tax rates are subject to change. At present the Company pays premium taxes in the following jurisdictions at the rates shown.


                             CONTRACTS USED WITH TAX
JURISDICTION               QUALIFIED RETIREMENT PLANS     ALL OTHER CONTRACTS
-----------------------   ----------------------------   --------------------
California.............   0.50%*                         2.35%
Florida(1).............   1.00%                          1.00%
Maine(2)...............    --                            2.00%
Nevada.................    --                            3.50%
Puerto Rico(3).........   1.00%                          1.00%
South Dakota(4)........    --                            1.25%
West Virginia..........   1.00%                          1.00%
Wyoming................    --                            1.00%

--------
*     Contracts sold to (section)408(a) IRA Trusts are taxed at 2.35%.


     See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.
(1) Annuity premiums are exempt from taxation provided that the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1.0%.

(2) Special rate of 1% applies for certified LTC and qualified group disability policies.

(3) The Company will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Contract Value, withdrawals, death benefits or income payments.

(4) Special rate applies for large case life and annuity policies. Rate is 8/100 of 1% for that portion of life insurance premiums exceeding $100,000 per policy annually and 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special Rate on large case policies is not subject to retaliation.

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             FOR ZENITH ACCUMULATOR




HISTORY
INVESTMENT ADVICE
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE DATA
CALCULATION OF YIELDS
NET INVESTMENT FACTOR
ANNUITY PAYMENTS
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS
TAX STATUS OF THE CONTRACTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
LEGAL MATTERS
FINANCIAL STATEMENTS


     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:


   MetLife Investors Distribution Company
     1095 Avenue of the Americas
     New York, NY 10036


      [ ] Zenith Accumulator -- Metropolitan Life Separate Account E
      [ ] Metropolitan Series Fund
      [ ] Met Investors Series Trust
      [ ] American Funds Insurance Series(R)
      [ ] Variable Insurance Products Fund
      [ ] My current address is:


      -------------------------------        Name        -------------------------------
              Contract Number
      -------------------------------        Address     -------------------------------
                 Signature
                                                         -------------------------------
                                                                                      Zip

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                               ZENITH ACCUMULATOR


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)


                                 APRIL 28, 2014


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 1999 (as annually supplemented) and should be read in conjunction therewith. A copy of the Prospectus dated April 30, 1999, the supplement dated April 28, 2014, and any previous supplements may be obtained by writing to MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036.

SAI Book 207

ZAVA-0414
                                       1

                              TABLE OF CONTENTS

                                                                PAGE
                                                               -----
HISTORY.....................................................      3
INVESTMENT ADVICE...........................................      3
DISTRIBUTION OF THE CONTRACTS...............................      8
CALCULATION OF PERFORMANCE DATA.............................      9
CALCULATION OF YIELDS.......................................     10
NET INVESTMENT FACTOR.......................................     12
ANNUITY PAYMENTS............................................     12
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........     14
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........     14
TAX STATUS OF THE CONTRACTS.................................     15
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............     16
LEGAL MATTERS...............................................     16
FINANCIAL STATEMENTS........................................     16

                                    HISTORY


     Metropolitan Life Separate Account E (the "Variable Account") is a separate account of Metropolitan Life Insurance Company (the "Company"). The Variable Account was first established on September 27, 1983 and meets the definition of a separate account under the federal securities laws, and complies with the provisions of the Investment Company Act of 1940, as amended. The Contracts were not available until September, 1988. Sales of the Contracts have been discontinued. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.


                               INVESTMENT ADVICE


     The Variable Account invests in the Portfolios of the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust, and other, unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers"), as the Adviser to the Metropolitan Fund and Met Investor Series Trust, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.


     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund. On May 1, 2009, MetLife Advisers became the investment adviser to the Portfolios of the Met Investors Series Trust.


     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly, the State Street Research Money Market Portfolio, currently, the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly, the State Street Research Bond Income Portfolio, currently, the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, which was formerly the FI Value Leaders Portfolio, currently the MFS(Reg. TM) Value Portfolio), the Loomis Sayles Small Cap Series (currently, the Loomis Sayles Small Cap Core Portfolio) and the Loomis Sayles Avanti Growth Series (formerly, the Harris Oakmark Focused Value Portfolio, currently, the Met/Artisan Mid Cap Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995; in the case of the Capital Growth Series (formerly, the Zenith Equity Portfolio which was formerly the MetLife Aggressive Strategy Portfolio, currently the MetLife Asset Allocation 100 Portfolio), MetLife Advisers became the Adviser on May 1, 2001.


     Met Investors Advisory, LLC (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers.


     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the MFS(Reg. TM) Value Portfolio (formerly, the FI Value Leaders Portfolio which was formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser; Pyramis Global Advisors, LLC became the subadviser on April 28, 2008; and Massachusetts Financial Services Company became the subadviser on April 29, 2013. Effective April 29, 2013, FI Value Leaders Portfolio (Class B) merged with and into the MFS(Reg. TM) Value Portfolio--(Class A).


     The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio, which was formerly the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio, which was formerly the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the MFS(Reg. TM) Total Return Portfolio (formerly, the Back Bay Advisors Managed Series) was Back Bay Advisors, L.P. until July 1, 2001 when Massachusetts Financial Services Company became the subadviser.


     The subadviser to the Met/Artisan Mid Cap Value Portfolio (formerly, the Harris Oakmark Focused Value Portfolio, which was formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000; and Artisan Partners Limited Partnership became the subadviser on May 1, 2009.


     The subadviser to the Balanced Portfolio (which merged into the MFS(Reg.
TM) Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser.


     The subadviser to the Westpeak Stock Index Series (which was replaced by the MetLife Stock Index Portfolio Class A on April 27, 2001, and was formerly known as the Stock Index Series) was Back Bay Advisors L.P. until August 1, 1993, when Westpeak Investment Advisors, L.P. became the subadviser.


     The subadviser to the BlackRock Capital Appreciation Portfolio (formerly, the BlackRock Legacy Large Cap Growth Portfolio which was formerly the State Street Research Large Cap Growth Portfolio, which was formerly the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004 when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.


     Prior to May 1, 2002, Capital Growth Management Limited Partnership was the subadviser to the Zenith Equity Portfolio. As of May 1, 2002, Capital Growth Management Limited Partnership ceased to be the subadviser to the Zenith Equity Portfolio and at that time, Zenith Equity Portfolio became a "fund of funds" that invests equally in three other Portfolios: the FI Value Leaders Portfolio and the Jennison Growth Portfolio of the Metropolitan Fund and the Pioneer Fund Portfolio of the Met Investors Series Trust. On or about May 1, 2009, the Capital Guardian U.S. Equity Portfolio of the Metropolitan Fund merged with and into the Pioneer Fund Portfolio of the Met Investors Series Trust. The subadvisers to these Portfolios are: Pyramis Global Advisors, LLC, Jennison Associates, LLC and Pioneer Investment Management, Inc., respectively. Effective April 29, 2013, Zenith Equity Portfolio (Class A) of the Metropolitan Fund merged with and into the MetLife Aggressive Strategy Portfolio (Class B) (currently, the MetLife Asset Allocation 100 Portfolio) of the Met Investors Series Trust and MetLife Advisers, LLC is the adviser.


     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     MetLife Investment Advisors Company, LLC replaced Metropolitan Life Insurance Company as the subadviser to the Barclays Aggregate Bond Index Portfolio (formerly, the Barclays Capital Aggregate Bond Index Portfolio and formerly, the Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio), the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the MSCI EAFE(Reg. TM) Index Portfolio (formerly, the Morgan Stanley EAFE(Reg. TM) Index Portfolio) and the Russell 2000(Reg. TM) Index Portfolio on May 1, 2007; Metropolitan Life Insurance Company had been the subadviser to these Portfolios since May 1, 2001. Effective October 3, 2012, MetLife Investment Advisors Company, LLC was renamed MetLife Investment Management, LLC.


     The subadviser to the Baillie Gifford International Stock Portfolio (formerly, Artio International Stock Portfolio) was Artio Global Management LLC until February 1, 2012, when Baillie Gifford Overseas Limited became the subadviser. The subadviser to the Artio International Stock Portfolio (formerly, the Julius Baer International Stock Portfolio) was Julius Baer Investment Management LLC until May 1, 2009, when Artio Global Management LLC became the subadviser. The subadviser to the Julius Baer International Stock Portfolio (formerly, the FI International Stock Portfolio) was Fidelity Management & Research Company until January 7, 2008, when Julius Baer Investment Management LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio, (currently known as Baillie Gifford International Stock Portfolio) was Santander Global Advisors, Inc. until January 24, 2000, when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research became the subadviser. The subadviser to the Morgan Stanley International Magnum Equity Series (which was replaced by the Putnam International Stock Portfolio (currently known as the Baillie Gifford International Stock Portfolio) on December 1, 2000, and was formerly known as the Draycott International Equity Series) was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.


     On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.


     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio. On April 30, 2010, the FI Mid Cap Opportunities Portfolio of the Metropolitan Fund merged with and into the Van Kampen Mid Cap Growth Portfolio which was immediately renamed Morgan Stanley Mid Cap Growth Portfolio. Immediately following the merger Morgan Stanley Investment Management, Inc. replaced Fidelity Management & Research Company as the subadviser.


     On April 30, 2004, the MFS(Reg. TM) Research Managers Portfolio of the Metropolitan Fund merged with and into the MFS(Reg. TM) Investors Trust Portfolio of the Metropolitan Fund.


     The subadviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Core Portfolio (formerly, the BlackRock Large Cap Portfolio, which was formerly the BlackRock Investment Trust Portfolio and previously to that, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the subadviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. On January 11, 2010, the BlackRock

Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio and Neuberger Berman Management LLC replaced BlackRock Advisors, LLC as subadviser. Effective January 7, 2013, the BlackRock Aggressive Growth Portfolio was renamed Frontier Mid Cap Growth Portfolio and Frontier Capital Management Company, LLC replaced BlackRock Advisors, LLC as subadviser.


     The subadviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the subadviser. Effective April 29, 2013, Oppenheimer Global Equity Portfolio of the Metropolitan Fund merged with and into Met/Templeton Growth Portfolio of the Met Investors Series Trust. Immediately following the merger, the Met/Templeton Growth Portfolio was renamed Oppenheimer Global Equity Portfolio of the Met Investors Series Trust.


     On April 29, 2005, the Met/Putnam Voyager Portfolio of the Metropolitan Fund (formerly, the Putnam Large Cap Growth Portfolio) merged with and into the Jennison Growth Portfolio of the Metropolitan Fund.


     On May 1, 2006, the MFS(Reg. TM) Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.


     The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, the Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, the Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.



     On April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Portfolio which was formerly the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.


     The subadviser to the MFS(Reg. TM) Value Portfolio (formerly, the Harris Oakmark Large Cap Value Portfolio) was Harris Associates L.P. until January 7, 2008, when Massachusetts Financial Services Company became the subadviser.


     The subadviser to the FI Large Cap Portfolio, FI Mid Cap Opportunities Portfolio and the FI Value Leaders Portfolio was Fidelity Management & Research Company until April 28, 2008, when Pyramis Global Advisors, LLC became the subadviser. Effective April 29, 2013, FI Value Leaders Portfolio (Class B) merged with and into the MFS(Reg. TM) Value Portfolio (Class A); and Massachusetts Financial Services replaced Pyramis Global Advisors, LLC as subadviser.


     The subadviser to the Loomis Sayles Small Cap Growth Portfolio (formerly, the Franklin Templeton Small Cap Growth Portfolio) was Franklin Advisers, Inc. until January 5, 2009, when Loomis, Sayles & Company, L.P. became the subadviser.


     Effective May 4, 2009, the FI Large Cap Portfolio merged with and into the BlackRock Legacy Large Cap Growth Portfolio.


     On April 30, 2010, FI Mid Cap Opportunities Portfolio of the Metropolitan Fund merged with and into the Morgan Stanley Mid Cap Growth Portfolio of the Met Investors Series Trust.


     On April 29, 2011, MetLife Aggressive Allocation Portfolio of the Metropolitan Fund merged with and into MetLife Aggressive Strategy Portfolio (currently, the MetLife Asset Allocation 100 Portfolio) of the Met Investors Series Trust.

     The subadviser to the Lord Abbett Mid Cap Value Portfolio (formerly, the Neuberger Berman Mid Cap Value Portfolio) was Neuberger Berman Management LLC until January 12, 2012, when Lord, Abbett & Co. LLC became subadviser.


     On April 30, 2012, the Lord Abbett Mid Cap Value Portfolio of the Metropolitan Fund was reorganized into the Lord Abbett Mid Cap Value Portfolio of the Met Investors Series Trust.


     Effective February 3, 2014, the BlackRock Divsersified Portfolio was renamed the WMC Balanced Portfolio and Wellington Management Company, LLP replaced Davis Selected Advisers, L.P. as subadviser.


     Effective February 3, 2014, the Davis Venture Value Portfolio was renamed the WMC Core Equity Opportunities Portfolio and Wellington Management Company, LLP replaced Davis Selected Advisers, L.P. as subadviser.


     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:


     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS(Reg. TM) Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser.


     The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.


     The subadviser to the RCM Technology Portfolio (formerly, the RCM Global Technology Portfolio, which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio), was PEA Capital LLC until January 15, 2005, when RCM Capital Management, LLC became the subadviser.


     The subadviser to the Lazard Mid-Cap Portfolio (formerly, the Met/AIM Mid-Cap Core Equity Portfolio) was A I M Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.


     The subadviser to the Legg Mason ClearBridge Aggressive Growth Portfolio (formerly, the Legg Mason Partners Aggressive Growth Portfolio, which was formerly the Legg Mason Aggressive Growth Portfolio, which was formerly the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management, LLC until October 1, 2006 when ClearBridge Advisors, LLC became the subadviser.


     The subadviser to the Clarion Global Real Estate Portfolio (formerly, Neuberger Berman Real Estate Portfolio) was Neuberger Berman Management Inc., until April 28, 2008, when ING Clarion Real Estate Securities LLC became the subadviser. Effective January 12, 2012, CRBE Clarion Securities LLC replaced ING Clarion Real Estate Securities LLC as subadviser to the Clarion Global Real Estate Portfolio.


     On September 2, 2008 SSgA Funds Management, Inc. replaced Gallatin Asset Management, Inc. as the subadviser to the SSgA Growth and Income ETF Portfolio (formerly, the Cyclical Growth and Income ETF Portfolio) and the SSgA Growth Portfolio (formerly, the Cyclical Growth ETF Portfolio).


     The subadviser to the Invesco Small Cap Growth Portfolio (formerly, the Met/AIM Small Cap Growth Portfolio) was Invesco AIM Capital Management, Inc. until May 1, 2010, when Invesco Advisers, Inc. became the subadviser.


     On April 29, 2011, Legg Mason Value Equity Portfolio (Class B) merged with and into Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (currently, the ClearBridge Aggressive Growth Portfolio).

     On April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investor Series Trust merged with and into the Jennison Growth Portfolio of the Metropolitan Fund. Jennison Associates LLC replaced OppenheimerFunds, Inc. as subadviser.


     Effective November 26, 2012, Lazard Mid Cap Portfolio was renamed MLA Mid Cap Portfolio. On April 29, 2013, MLA Mid Cap Portfolio of the Met Investors Series Trust merged with and into Neuberger Berman Genesis Portfolio of the Metropolitan Fund and Neuberger Berman Management LLC replaced Lazard Asset Management LLC as subadviser.


     Effective April 29, 2013, RCM Technology Portfolio of the Met Investors Series Trust merged with and into T. Rowe Price Large Cap Growth Portfolio of the Metropolitan Fund and T. Rowe Price Associates, Inc. replaced RCM Capital Management LLC as subadviser.


     Effective October 1, 2013, Lord Abbett Mid Cap Value Portfolio was renamed Invesco Mid Cap Value Portfolio and Invesco Advisers, Inc. replaced Lord, Abbett & Co. LLC as subadviser.


     Effective November 1, 2013, Janus Forty Portfolio was renamed ClearBridge Aggressive Growth Portfolio II and ClearBridge Investments, LLC replaced Janus Capital Management LLC as subadviser.


     Effective February 3, 2014, the BlackRock Large Cap Core Portfolio was renamed the WMC Large Cap Research Portfolio and Wellington Management Company, LLP replaced BlackRock Advisors, LLC as subadviser.


     Effective April 28, 2014, ClearBridge Aggressive Growth Portfolio II (Class B) merged with and into ClearBridge Aggressive Growth (Class A),


                         DISTRIBUTION OF THE CONTRACTS


     Effective April 28, 2014, MetLife Investors Distribution Company ("MLIDC") replaced New England Securities Corporation ("New England Securities") as the principal underwriter and distributor of the Contracts. MLIDC's principal business address is 1095 Avenue of the Americas, New York, NY 10036. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Services Regulatory Authority (FINRA). MLIDC enters into selling agreements with broker-dealers ("selling firms") and compensates them for their services. Sales representatives are appointed as our insurance agents.


     New England Securities received sales compensation with respect to the Contracts in the following amounts during the periods indicated:


                                        AGGREGATE AMOUNT OF COMMISSIONS
                 AGGREGATE AMOUNT OF     RETAINED BY DISTRIBUTOR AFTER
                 COMMISSIONS PAID TO   PAYMENTS TO ITS REGISTERED PERSONS
  FISCAL YEAR        DISTRIBUTOR*              AND SELLING FIRMS
--------------- --------------------- -----------------------------------
   2013.........$188,956              $0
   2012.........$181,559              $0
   2011.........$200,190              $0

* Includes sales compensation paid to registered persons of New England Securities.

     New England Securities passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with New England Securities, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.


                        CALCULATION OF PERFORMANCE DATA


                          AVERAGE ANNUAL TOTAL RETURN


     We may provide illustrations to show hypothetical Average Annual Total Returns for each Investment Division ("Division") based on the actual investment experience of the Divisions, the Metropolitan Fund, the Met Investors Series Trust, the American Funds Insurance Series and the Variable Insurance Products Fund. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average Annual Total Returns will be provided for a Division for 1, 5 and 10 years, or for a shorter period, if applicable.


     We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.


     The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Division at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of Units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.


     Division Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Division through which the Eligible Fund is available. Eligible Fund Total Return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Division under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.


     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior subadvisory history see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information," the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Division of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the 10, 5 and 1 year periods and the year-to-date period ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.


     We may also show daily unit values for each Division in advertising and sales literature, including our website.


                             CALCULATION OF YIELDS


MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Division for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Division value by the Division value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Division value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%) and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.

The current yield will be calculated according to the following formula:


                    Current Yield = ((NCF-ES)/UV) x (365/7)

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of the BlackRock Money Market Division for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


                  Effective Yield = (1 + ((NCF-ES)/UV))365/7-1

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.


     Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Money Market Division will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the division is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Division may also be presented for periods other than a 7-day period.

OTHER DIVISION YIELDS


From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Divisions (other than the BlackRock Money Market Division) for a Contract for a 30-day or one-month period. The annualized yield of a Division refers to income generated by the Division over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Division during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Division units less division expenses for the period; by
(2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used.

The 30-day or one-month yield is calculated according to the following formula:


                   Yield = 2 x ((((NI-ES)/(U x UV)) + 1)6-1)

Where:

NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Division's units.

ES = expenses of the Division for the 30-day or one-month period.

U = the average number of units outstanding.

UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for a Division will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Division's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR


     The net investment factor ("Net Investment Factor") for each division is determined on each day on which the New York Stock Exchange is open for trading as follows:

       (1) The net asset value per share of the Eligible Fund held in the division determined as of the close of regular trading on the New York Stock Exchange on a particular day;

       (2) Plus the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

       (3) Is divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day; and

       (4) Finally, the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge that have accumulated since the close of regular trading on the New York Stock Exchange on the preceding trading day are subtracted. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.


                                ANNUITY PAYMENTS


     At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund selected.


     When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under "Amount of Variable Annuity Payments."


     The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each division to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each division will change from day to day depending upon the investment performance of the division, which in turn depends upon the investment performance of the Eligible Fund in which the division invests.


     The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment. The definition of the Assumed Investment Return, and the effect of the level of the Assumed Investment Return on the amount of payments is explained in the prospectus under "Amount of Variable Annuity Payments."


     The number of annuity units credited under a variable payment option is determined as follows:

       (1) The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract, are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)

       (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment (in the case of an immediate Contract.)


     The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.


     The value of an annuity unit for each Division depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)


     The annuity unit value for each Division is equal to the corresponding annuity unit value for the division previously determined multiplied by the applicable Net Investment Factor for that division for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.


     Transfers among the variable divisions will be made by converting the number of annuity units being transferred to the number of annuity units of the division to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

              HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS


     We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.


     The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".


     When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed Investment Return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers an alternative Assumed Interest Rate of 5% which you may select. Fixed annuity income payments remain constant. Initial annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.


     The illustrations may show the income payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.


     We may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.


               HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS


     We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these tables use historical annual returns to illustrate that annuity income payments vary over time based on fluctuations in annual returns.


     The illustrations reflect the daily charge to the divisions for assuming mortality and expense risks, which is equivalent to an annual charge of .95% (1.20% for certain division(s) and the daily administration asset charge which is equivalent to an annual charge of .40%. The amounts shown in the table also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

     The illustrations reflect the performance from the year of inception of the Selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed investment return. If the Assumed Investment Return
(AIR) is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. The Company offers an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.


     The illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.


                          TAX STATUS OF THE CONTRACTS


     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


     DIVERSIFICATION REQUIREMENTS. Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.


     If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable Contract Owners, including losing the benefit of tax deferral.


     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.


     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


     Other rules may apply to Qualified Contracts.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                                 LEGAL MATTERS


     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected division(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.


                              FINANCIAL STATEMENTS


     The financial statements and financial highlights comprising each of the Divisions of the Variable Account and the consolidated financial statement for Metropolitan Life Insurance Company are included herein.